UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896
Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15
Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	8/31/2020
Date of reporting period:	2/29/2020

Item 1 – Reports to Stockholders

PGIM SHORT DURATION HIGH YIELD INCOME FUND

SEMIANNUAL REPORT

FEBRUARY 29, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Table of Contents

Letter from the President	3

Your Fund’s Performance	4

Fees and Expenses	7

Holdings and Financial Statements	9

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The accompanying financial statements as of February 29, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Short Duration High Yield Income Fund informative and useful. The report covers performance for the six-month period ended February 29, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration High Yield Income Fund

April 15, 2020

PGIM Short Duration High Yield Income Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 2/29/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	1.06	2.80	3.88	3.79 (10/26/12)
Class C	0.69	3.38	3.58	3.34 (10/26/12)
Class Z	1.19	5.31	4.62	4.38 (10/26/12)
Class R6	1.21	5.36	4.68	4.58 (10/27/14)
Bloomberg Barclays US High Yield Ba/B Rated 1–5 Yr 1% Capped Index
	1.14	4.59	—	—

Average Annual Total Returns as of 2/29/20 Since Inception (%)
Class A (10/26/12)	Class C (10/26/12)	Class Z (10/26/12)	Class R6 (10/27/14)
Bloomberg Barclays US High Yield Ba/B Rated 1–5 Yr 1% Capped Index
4.64	4.64	4.64	4.12

*Not annualized

Source: PGIM Investments LLC, Lipper Inc. and Bloomberg Barclays

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	For purchases prior to July 15, 2019: 3.25% of the public offering price. For purchases on/after July 15, 2019: 2.25% of the public offering price.	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase. For purchases on/after July 15, 2019: 1.00% on sales of $500,000 or more within 12 months of purchase.	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Barclays US High Yield Ba/B Rated 1–5 Year 1% Capped Index—The Bloomberg Barclays US High Yield Ba/B Rated 1–5 Year 1% Capped Index (the Index) represents the performance of US short duration, higher-rated high yield bonds.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Short Duration High Yield Income Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/20 (%)
AAA	5.2
BBB	3.6
BB	38.7
B	42.4
CCC	4.5
CC	0.1
C	0.1
Not Rated	0.2
Cash/Cash Equivalents	5.2
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/29/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.23	4.35	4.29
Class C	0.19	3.69	3.64
Class Z	0.24	4.71	4.64
Class R6	0.24	4.76	4.73

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Short Duration High Yield Income Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration High Yield Income Fund		Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,010.60	1.00%	$5.00
	Hypothetical	$1,000.00	$1,019.89	1.00%	$5.02
Class C	Actual	$1,000.00	$1,006.90	1.75%	$8.73
	Hypothetical	$1,000.00	$1,016.16	1.75%	$8.77
Class Z	Actual	$1,000.00	$1,011.90	0.75%	$3.75
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77
Class R6	Actual	$1,000.00	$1,012.10	0.70%	$3.50
	Hypothetical	$1,000.00	$1,021.38	0.70%	$3.52

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2020, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 94.0%

ASSET-BACKED SECURITIES 5.2%

Collateralized Loan Obligations
CIFC Funding Ltd. (Cayman Islands),
Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	2.966	%(c)	10/17/30		20,000	$19,962,676
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	2.829	(c)	04/23/29		50,000	49,967,020
Madison Park Funding Ltd. (Cayman Islands), Series 2015-19A, Class A1R2, 144A	—	(p)	01/22/28		15,000	14,985,000
Northwoods Capital Ltd. (Cayman Islands), Series 2019-20A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.221	(c)	01/25/30		6,500	6,497,041
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class A1, 144A	—	(p)	02/20/28		45,000	44,954,955
Sound Point CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.956	(c)	01/23/29		15,000	14,975,098
Trinitas CLO Ltd. (Cayman Islands), Series 2017-06A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	2.964	(c)	07/25/29		5,000	4,988,007
Vibrant CLO Ltd. (Cayman Islands), Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.069	(c)	01/20/29		14,000	13,978,861

TOTAL ASSET-BACKED SECURITIES (cost $170,483,152)						170,308,658

BANK LOANS 15.9%

Advertising 0.2%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 1 Month LIBOR + 3.500%	5.103	(c)	08/21/26		6,983	6,877,762

Auto Manufacturers 0.3%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	5.160	(c)	11/06/24		9,775	9,653,123

Beverages 0.0%
Jacobs Douwe Egberts International BV (Netherlands), Term B EUR Loan, 3 Month EURIBOR + 1.750%	2.250	(c)	11/01/25	EUR	202	222,753

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	9

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Building Materials 0.3%
Ply Gem Midco, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%^	5.408	%(c)	04/12/25	11,314	$10,946,687

Chemicals 1.8%
Alpha Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	4.945	(c)	01/31/24	7,778	7,480,199
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%^	5.410	(c)	07/01/26	15,189	14,999,241
Nouryon USA LLC (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	4.671	(c)	10/01/25	13,902	13,623,756
Solenis International LP, First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%^	5.610	(c)	06/26/25	19,272	18,870,675
Venator Materials LLC, Initial Term Loan, 1 Month LIBOR + 3.000%^	4.603	(c)	08/08/24	5,500	5,362,500

					60,336,371

Commercial Services 0.7%
Financial & Risk Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	4.853	(c)	10/01/25	16,345	16,294,022
Verscend Holding Corp., Term B Loan, 1 Month LIBOR + 4.500%	6.103	(c)	08/27/25	5,736	5,699,633

					21,993,655

Computers 1.0%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.103	(c)	09/29/25	9,229	9,239,944
Term B USD Loan, 1 Month LIBOR + 3.750%	5.353	(c)	09/30/24	20,584	20,438,415
Surf Holdings LLC, Term Loan	—	(p)	02/25/27	4,500	4,455,000

					34,133,359

Electric 0.3%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%^	7.771	(c)	07/30/26	11,097	10,528,457

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Entertainment 0.7%
Playtika Holding Corp., Term B Loan, 1 Month LIBOR + 6.000%	7.603	%(c)	12/10/24	13,200	$13,183,500
Scientific Games International, Inc., Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%	4.359	(c)	08/14/24	8,623	8,376,765

					21,560,265

Healthcare-Services 0.8%
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	5.353	(c)	11/17/25	18,565	18,464,263
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	4.695	(c)	06/07/23	7,200	6,904,800

					25,369,063

Insurance 0.3%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%^	8.103	(c)	08/04/25	8,500	8,478,750

Media 0.3%
iHeartCommunications, Inc., New Term Loan, 3 Month LIBOR + 3.000%	4.655	(c)	05/01/26	5,250	5,190,938
Radiate Holdco LLC, Closing Date Term Loan, 1 Month LIBOR + 3.000%	4.603	(c)	02/01/24	5,154	5,030,980

					10,221,918

Mining 0.6%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.353	(c)	02/27/23	20,746	20,668,042

Oil & Gas 0.6%
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000%	9.928	(c)	05/23/24	14,875	13,424,687
Citgo Holding, Inc., Term Loan, 1 Month LIBOR + 7.000%^	8.603	(c)	08/01/23	3,500	3,500,000
CITGO Petroleum Corp., Term B Loan, 3 Month LIBOR + 4.500%^	6.445	(c)	07/29/21	3,315	3,306,726

					20,231,413

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	11

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Pharmaceuticals 0.3%
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%	4.695	%(c)	09/24/24	9,069	$8,085,179
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%	4.704	(c)	02/24/25	1,030	908,869

					8,994,048

Retail 1.4%
CEC Entertainment, Inc., Term B Loan, 1 Month LIBOR + 6.500%	8.103	(c)	08/31/26	9,202	8,724,587
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1 Month LIBOR + 2.500%	4.106	(c)	01/30/23	18,016	16,304,366
Sally Holdings LLC, Term B-2 Loan	4.500		07/05/24	20,329	20,108,776

					45,137,729

Software 3.1%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 1 Month LIBOR + 4.250%	5.853	(c)	10/02/25	20,028	19,233,567
Dun & Bradstreet Corp. (The), Term Loan B, 1 Month LIBOR + 4.000%	5.613	(c)	02/06/26	9,075	9,093,876
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	8.382	(c)	07/12/23	2,703	1,036,119
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	5.277	(c)	06/13/24	17,047	16,172,970
Infor US, Inc., Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%	4.695	(c)	02/01/22	18,505	18,350,704
Informatica LLC,
Term Loan	—	(p)	02/14/25	3,125	3,054,688
Term Loan	—	(p)	02/14/27	14,000	13,685,000
RP Crown Parent LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	4.353	(c)	10/12/23	4,987	4,978,833
TIBCO Software, Inc., Term Loan	—	(p)	07/03/26	1,400	1,405,250

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

BANK LOANS (Continued)

Software (cont’d.)
TIBCO Software, Inc., (cont’d.)
Term Loan	—	%(p)	02/14/28		5,775	$5,883,281
Term Loan B-2, 1 Month LIBOR + 4.000%	5.670	(c)	06/30/26	^	7,980	7,940,100

						100,834,388

Telecommunications 3.2%
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	3.853	(c)	03/15/27		12,325	11,991,202
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	4.870	(c)	05/27/24		9,531	8,672,911
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-3 Term Loan, 3 Month LIBOR + 3.750%	5.682	(c)	11/27/23		4,000	3,960,832
Tranche B-5 Term Loan	6.625		01/02/24		17,833	17,933,210
Iridium Satellite LLC, Initial Term Loan, 1 Month LIBOR + 3.750%	5.353	(c)	11/04/26		11,978	11,947,975
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.125	(c)	02/02/24		4,949	4,905,805
West Corp.,
Incremental B-1 Term Loan, 1 Month LIBOR + 3.500%	5.103	(c)	10/10/24		6,351	4,948,986
Initial Term B Loan, 1 Month LIBOR + 4.000%	5.603	(c)	10/10/24		20,125	15,987,197
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%^	5.945	(c)	09/09/21		24,422	24,238,558

						104,586,676

TOTAL BANK LOANS (cost $531,988,025)						520,774,459

CORPORATE BONDS 72.6%

Advertising 0.8%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750		08/15/26		6,600	6,567,444
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.625		02/15/24		18,245	18,592,450

						25,159,894

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	13

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense 2.4%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500%	12/01/24	26,250	$26,599,421
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25	15,222	15,045,367
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	600	592,118
Sr. Unsec’d. Notes, 144A(a)	8.750	12/01/21	28,550	30,406,939
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	5,525	5,877,438

				78,521,283

Agriculture 0.5%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	2,350	2,344,117
Sr. Sec’d. Notes, 144A	6.125	02/01/25	16,130	15,597,734

				17,941,851

Apparel 0.2%
Hanesbrands, Inc., Gtd. Notes, 144A(a)	4.625	05/15/24	5,820	6,081,494

Auto Manufacturers 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.584	03/18/24	6,025	6,461,037

Auto Parts & Equipment 1.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25	23,359	22,636,299
Gtd. Notes(a)	6.625	10/15/22	2,000	2,015,499
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	9,433	9,741,889
Gtd. Notes, 144A	6.500	06/01/26	175	184,506
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	400	410,741

				34,988,934

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 0.5%
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%	03/07/25	2,100	$2,303,124
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	12,050	12,685,875

				14,988,999

Building Materials 2.1%
Griffon Corp., Gtd. Notes	5.250	03/01/22	18,059	18,055,319
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	11,012	11,167,560
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes	6.125	07/15/23	2,000	2,012,256
Gtd. Notes, 144A	5.125	06/01/25	6,714	6,865,068
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	29,941	30,522,074

				68,622,277

Chemicals 4.2%
Atotech Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%(a)	8.750	06/01/23	7,170	7,261,452
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A(a)	6.250	02/01/25	5,740	5,888,752
Blue Cube Spinco LLC, Gtd. Notes	10.000	10/15/25	1,820	1,981,506
Chemours Co. (The),
Gtd. Notes(a)	6.625	05/15/23	34,795	33,563,308
Gtd. Notes(a)	7.000	05/15/25	9,255	8,659,418
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	6,000	5,385,010
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	10,030	9,724,823
Sr. Unsec’d. Notes, 144A(a)	5.250	08/01/23	11,369	11,439,922
PQ Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/22	15,367	15,698,603
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	6,211	5,987,127

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	15

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22	2,000	$2,062,593
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	6,000	5,959,451
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	9,649	9,800,764
Tronox Finance PLC, Gtd. Notes, 144A(a)	5.750	10/01/25	4,955	4,687,293
Tronox, Inc., Gtd. Notes, 144A(a)	6.500	04/15/26	8,293	7,959,025

				136,059,047

Commercial Services 1.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26	5,125	5,372,559
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	17,865	18,946,004
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000	04/15/22	6,591	6,572,511
Refinitiv US Holdings, Inc., Gtd. Notes, 144A	8.250	11/15/26	6,161	6,809,566
United Rentals North America, Inc.,
Gtd. Notes	5.875	09/15/26	4,500	4,758,214
Gtd. Notes	6.500	12/15/26	11,880	12,693,443
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	2,500	2,725,017

				57,877,314

Computers 0.9%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21	7,622	7,669,013
Gtd. Notes, 144A(a)	7.125	06/15/24	8,113	8,497,347
EMC Corp.,
Sr. Unsec’d. Notes	2.650	06/01/20	1,830	1,826,464
Sr. Unsec’d. Notes(a)	3.375	06/01/23	3,500	3,535,307

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Everi Payments, Inc., Gtd. Notes, 144A	7.500%	12/15/25	6,972	$7,305,787
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	06/01/25	2,395	2,390,417

				31,224,335

Distribution/Wholesale 0.4%
Anixter, Inc., Gtd. Notes	5.500	03/01/23	3,200	3,349,520
H&E Equipment Services, Inc., Gtd. Notes(a)	5.625	09/01/25	9,740	10,117,997

				13,467,517

Diversified Financial Services 4.2%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	9,040	8,911,866
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A	5.125	10/01/23	6,970	7,467,266
Gtd. Notes, 144A	5.500	01/15/23	6,125	6,596,457
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	4,865	5,307,673
goeasy Ltd. (Canada), Gtd. Notes, 144A(a)	5.375	12/01/24	17,225	17,904,660
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	8.125	07/15/23	35,755	37,324,441
Gtd. Notes, 144A	9.125	07/15/26	4,092	4,445,973
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000	03/25/20	41	41,120
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	4.500	03/15/23	1,924	2,012,305
Gtd. Notes, 144A	5.250	08/15/22	9,569	10,168,180
Gtd. Notes, 144A	5.500	02/15/24	50	54,810
Springleaf Finance Corp.,
Gtd. Notes	6.875	03/15/25	12,015	13,342,658
Gtd. Notes	7.125	03/15/26	20,638	22,900,086

				136,477,495

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	17

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 0.5%
Calpine Corp.,
Sr. Unsec’d. Notes	5.500%	02/01/24	1,500	$1,480,882
Sr. Unsec’d. Notes	5.750	01/15/25	14,000	13,957,017
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.500	09/01/26	2,498	2,534,663

				17,972,562

Electronics 0.0%
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.625	11/01/24	1,100	1,187,184

Energy-Alternate Sources 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500	01/15/26	5,525	5,753,974

Engineering & Construction 0.7%
AECOM, Gtd. Notes	5.875	10/15/24	11,322	12,248,046
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	9,925	10,365,207

				22,613,253

Entertainment 3.3%
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.750	06/15/25	21,385	17,238,816
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	18,775	18,606,154
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(a)	6.000	03/15/22	14,450	14,687,124
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	9,725	10,439,015
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	02/15/22	6,250	6,437,154
Sr. Sec’d. Notes, 144A	6.500	02/15/25	15,081	16,341,028
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	10,511	11,111,200
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	750	767,834

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Scientific Games International, Inc.,
Gtd. Notes	6.625%		05/15/21	9,838	$9,824,473
Sr. Sec’d. Notes, 144A	5.000		10/15/25	3,475	3,469,743

					108,922,541

Food Service 0.4%
Aramark Services, Inc., Gtd. Notes, 144A(a)	5.000		04/01/25	11,825	12,244,561

Foods 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	4.625		01/15/27	20,675	20,364,032
B&G Foods, Inc., Gtd. Notes(a)	5.250		04/01/25	19,804	19,583,799
Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.250%	4.975	(c)	07/15/20	GBP 281	356,353
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750		06/15/25	3,778	3,879,539
Gtd. Notes, 144A	5.875		07/15/24	4,945	5,070,228
Pilgrim’s Pride Corp., Gtd. Notes, 144A(a)	5.750		03/15/25	7,406	7,562,694
Post Holdings, Inc., Gtd. Notes, 144A(a)	5.000		08/15/26	4,775	4,870,608

					61,687,253

Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500		05/20/25	8,714	8,782,246
Sr. Unsec’d. Notes	5.625		05/20/24	1,400	1,454,773
Sr. Unsec’d. Notes	5.750		05/20/27	1,395	1,450,747

					11,687,766

Healthcare-Services 4.0%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.125		07/01/22	4,855	4,879,609
Gtd. Notes(a)	6.500		03/01/24	9,000	9,296,032
Centene Corp., Sr. Unsec’d. Notes, 144A	4.750		01/15/25	17,125	17,597,250

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	19

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	2,920	$2,929,636
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	975	1,077,446
Gtd. Notes	5.875	05/01/23	1,000	1,090,643
Gtd. Notes	7.500	02/15/22	3,000	3,334,943
Gtd. Notes	7.500	12/15/23	3,000	3,394,681
MEDNAX, Inc., Gtd. Notes, 144A(a)	5.250	12/01/23	23,172	22,686,180
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/22	6,619	6,893,725
Sr. Unsec’d. Notes, 144A(a)	4.875	06/15/25	4,832	4,943,661
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%(a)	8.500	12/01/22	4,950	4,207,565
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	2,055	2,209,293
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.625	07/15/24	1,398	1,415,930
Sr. Unsec’d. Notes(a)	6.750	06/15/23	21,325	22,819,758
Sr. Unsec’d. Notes	8.125	04/01/22	19,823	21,482,592

				130,258,944

Home Builders 4.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/25	2,420	2,509,522
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	350	354,596
Gtd. Notes	6.750	03/15/25	7,830	8,081,807
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	6.125	07/01/22	13,821	14,019,358
Gtd. Notes, 144A	6.375	05/15/25	4,240	4,413,841
Forestar Group, Inc.,
Gtd. Notes, 144A	8.000	04/15/24	4,025	4,362,710
Sr. Unsec’d. Notes, 144A	5.000	03/01/28	3,150	3,098,282
KB Home,
Gtd. Notes	7.000	12/15/21	3,270	3,470,287
Gtd. Notes	7.500	09/15/22	5,345	5,995,518
Gtd. Notes	7.625	05/15/23	4,871	5,428,005

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Lennar Corp.,
Gtd. Notes	4.875%	12/15/23	3,350	$3,585,896
Gtd. Notes	6.250	12/15/21	1,382	1,453,659
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500	10/01/25	15,131	16,233,837
Meritage Homes Corp.,
Gtd. Notes	6.000	06/01/25	5,200	5,867,690
Gtd. Notes	7.000	04/01/22	990	1,080,389
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	10,824	10,980,490
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	01/31/25	5,400	5,548,699
Gtd. Notes, 144A	6.000	09/01/23	34,662	35,952,390
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	12,098	13,062,697
Gtd. Notes, 144A	5.875	04/15/23	6,545	7,040,374
TRI Pointe Group, Inc., Gtd. Notes	4.875	07/01/21	8,395	8,621,777
William Lyon Homes, Inc., Gtd. Notes	7.000	08/15/22	958	957,355

				162,119,179

Home Furnishings 0.4%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.625	10/15/23	12,186	12,461,098

Internet 0.9%
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes	6.000	04/01/23	28,345	28,946,685
Gtd. Notes	6.375	05/15/25	238	243,007

				29,189,692

Iron/Steel 0.3%
Cleveland-Cliffs, Inc.,
Gtd. Notes(a)	5.750	03/01/25	9,196	8,404,721
Sr. Sec’d. Notes, 144A	4.875	01/15/24	1,500	1,435,575

				9,840,296

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	21

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging 0.8%
MGM Resorts International,
Gtd. Notes(a)	4.625%	09/01/26	4,050	$4,252,908
Gtd. Notes(a)	5.750	06/15/25	6,275	6,915,176
Gtd. Notes	6.000	03/15/23	900	976,412
Wyndham Destinations, Inc., Sr. Sec’d. Notes, 144A	4.625	03/01/30	2,575	2,599,841
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	4.875	10/01/24	12,550	12,532,499

				27,276,836

Machinery-Diversified 0.4%
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	14,418	14,706,360

Media 8.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.125	02/15/23	3,575	3,605,530
Sr. Unsec’d. Notes	5.250	09/30/22	21,560	21,795,684
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	26,887	27,246,908
Sr. Unsec’d. Notes, 144A	5.875	04/01/24	13,500	13,865,049
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A(a)	9.250	02/15/24	47,448	50,515,770
CSC Holdings LLC, Gtd. Notes, 144A	5.375	07/15/23	13,727	14,053,925
Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A	6.750	07/01/26	2,745	2,853,316
Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A	5.375	08/15/26	10,640	9,815,636
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20	22,757	22,815,405
Gtd. Notes(a)	5.875	11/15/24	7,772	7,981,196
Gtd. Notes	6.750	06/01/21	7,342	7,620,364
Entercom Media Corp.,
Gtd. Notes, 144A(a)	7.250	11/01/24	6,275	6,605,342
Sec’d. Notes, 144A	6.500	05/01/27	1,525	1,603,189
EW Scripps Co. (The), Gtd. Notes, 144A(a)	5.125	05/15/25	10,000	10,098,557
Gray Television, Inc., Gtd. Notes, 144A	5.125	10/15/24	542	556,089

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	5.625%	08/01/24	6,155	$6,342,344
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	3,525	3,763,900
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	3,700	3,714,832
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	4,335	4,359,902
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.625	08/01/24	10,335	10,554,117
TEGNA, Inc.,
Gtd. Notes, 144A	4.875	09/15/21	11,887	11,902,060
Gtd. Notes, 144A(a)	5.500	09/15/24	1,275	1,309,360
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	05/15/23	13,910	13,481,649
Sr. Sec’d. Notes, 144A	6.750	09/15/22	23,757	24,062,148

				280,522,272

Metal Fabricate/Hardware 0.2%
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	6,922	7,245,598

Mining 2.0%
Constellium SE,
Gtd. Notes, 144A	5.750	05/15/24	7,497	7,671,364
Gtd. Notes, 144A(a)	6.625	03/01/25	7,605	7,825,487
Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	7,200	7,812,405
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	7.250	05/15/22	10,481	10,407,094
Gtd. Notes, 144A(a)	7.250	04/01/23	3,125	3,019,880
Freeport-McMoRan, Inc.,
Gtd. Notes	3.875	03/15/23	10,605	10,675,542
Gtd. Notes	4.550	11/14/24	7,085	7,307,999
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	6,949	7,133,687
New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	6.250	11/15/22	3,695	3,721,793

				65,575,251

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	23

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.0%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875%	11/01/24		850	$798,931

Oil & Gas 5.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	(d)	10,985	23,535
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25		7,120	3,663,672
Gtd. Notes	5.125	12/01/22		8,150	5,072,017
Gtd. Notes	5.375	11/01/21		3,400	2,832,564
Gtd. Notes	5.625	06/01/23		27,971	15,183,653
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22		31,561	26,926,070
Chesapeake Energy Corp.,
Gtd. Notes(a)	6.125	02/15/21		800	545,095
Gtd. Notes	6.875	11/15/20		6,000	5,303,880
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		17,582	18,283,485
CNX Resources Corp., Gtd. Notes	5.875	04/15/22		15,623	14,311,165
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21		1,150	1,006,265
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes(a)	7.875	08/15/25		2,725	1,886,981
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26		6,500	6,455,178
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A(a)	5.000	12/01/24		2,225	1,769,193
Sr. Unsec’d. Notes, 144A(a)	5.750	10/01/25		11,161	9,001,907
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24		1,093	1,035,074
Sr. Unsec’d. Notes, 144A	7.125	02/01/27		1,475	1,391,539
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26		2,800	2,573,262
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25		11,240	8,057,601
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A(a)	7.125	01/15/26		8,221	7,582,680
Range Resources Corp.,
Gtd. Notes(a)	5.000	03/15/23		21,085	15,283,463

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Range Resources Corp., (cont’d.) Gtd. Notes	5.875%	07/01/22	4,209	$3,597,533
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.875	01/15/23	9,200	9,183,112
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	1,200	992,983
Gtd. Notes, 144A(a)	7.500	01/15/26	8,325	6,705,069
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250	08/01/23	4,720	5,257,070

				173,924,046

Oil & Gas Services 0.1%
Nine Energy Service, Inc., Gtd. Notes, 144A	8.750	11/01/23	3,225	2,563,145

Packaging & Containers 0.2%
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25	5,135	5,666,980

Pharmaceuticals 1.3%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	2,500	2,747,212
Gtd. Notes, 144A(a)	9.250	04/01/26	5,025	5,615,861
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.500	03/01/23	1,137	1,140,162
Gtd. Notes, 144A	5.875	05/15/23	1,392	1,396,332
Gtd. Notes, 144A(a)	6.125	04/15/25	27,050	27,592,853
Sr. Sec’d. Notes, 144A	6.500	03/15/22	2,575	2,613,388

				41,105,808

Pipelines 0.5%
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	06/15/23	4,865	4,982,858
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	09/15/24	11,880	11,042,269

				16,025,127

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	25

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate 0.5%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875%	11/15/25	5,115	$5,134,301
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	6,150	6,358,197
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375	03/15/25	2,250	2,297,969
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	2,450	2,393,848

				16,184,315

Real Estate Investment Trusts (REITs) 1.3%
SBA Communications Corp., Sr. Unsec’d. Notes	4.000	10/01/22	18,915	19,161,782
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.500	02/15/25	4,450	4,461,600
Gtd. Notes, 144A	3.750	02/15/27	15,000	14,901,789
Gtd. Notes, 144A	4.250	12/01/26	5,570	5,633,671

				44,158,842

Retail 4.8%
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	12,508	13,120,622
Sr. Unsec’d. Notes	3.875	05/15/23	2,425	2,441,932
Carvana Co., Gtd. Notes, 144A	8.875	10/01/23	15,700	16,312,069
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	6,925	6,762,562
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	6,325	6,586,324
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500	05/01/21	3,948	3,395,080
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	4,790	1,879,523
Sr. Unsec’d. Notes	8.625	06/15/20	9,025	3,863,974
Golden Nugget, Inc.,
Gtd. Notes, 144A(a)	8.750	10/01/25	9,094	9,167,776
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	17,829	17,538,178
L Brands, Inc.,
Gtd. Notes	5.625	10/15/23	19,076	20,550,314
Gtd. Notes	6.625	04/01/21	8,325	8,648,674

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
PetSmart, Inc., Gtd. Notes, 144A	7.125%		03/15/23	3,250	$3,177,037
Rite Aid Corp.,
Gtd. Notes, 144A	6.125		04/01/23	9,968	9,028,894
Sr. Sec’d. Notes, 144A	7.500		07/01/25	3,764	3,759,158
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500		11/01/23	2,717	2,763,274
Gtd. Notes(a)	5.625		12/01/25	7,745	7,857,259
Stonegate Pub Co. Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.875		03/15/22	GBP 2,675	3,462,562
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.375%	5.175	(c)	03/15/22	GBP 1,875	2,400,549
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500		06/01/24	1,725	1,732,993
Sr. Unsec’d. Notes	5.750		03/01/25	12,392	12,529,928

					156,978,682

Software 2.2%
Infor US, Inc., Gtd. Notes	6.500		05/15/22	29,714	29,842,299
RP Crown Parent LLC, Gtd. Notes, 144A	7.375		10/15/24	4,895	5,065,044
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A	11.375		12/01/21	35,445	36,453,056

					71,360,399

Telecommunications 6.7%
CenturyLink, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.000		02/15/27	5,575	5,614,595
Sr. Unsec’d. Notes(a)	5.625		04/01/25	5,000	5,218,574
Sr. Unsec’d. Notes, Series S	6.450		06/15/21	26,250	27,236,748
CommScope Technologies LLC, Gtd. Notes, 144A	6.000		06/15/25	9,988	9,388,519
CommScope, Inc.,
Gtd. Notes, 144A	5.000		06/15/21	618	618,000
Gtd. Notes, 144A(a)	5.500		06/15/24	12,578	11,956,891
Sr. Sec’d. Notes, 144A	6.000		03/01/26	11,375	11,691,163

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	27

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Connect Finco SARL/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750%	10/01/26	9,375	$9,540,426
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia), Sr. Sec’d. Notes, 144A	8.750	05/25/24	12,850	12,940,584
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	6.000	04/15/21	5,000	3,974,198
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23	6,971	6,001,976
Sr. Sec’d. Notes, 144A	8.000	02/15/24	20,302	20,813,657
Level 3 Financing, Inc.,
Gtd. Notes	5.125	05/01/23	16,850	16,892,813
Gtd. Notes	5.375	08/15/22	1,249	1,254,774
Gtd. Notes	5.625	02/01/23	3,475	3,488,341
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	12,705	12,698,970
Sprint Communications, Inc.,
Gtd. Notes, 144A	7.000	03/01/20	5,650	5,650,000
Sr. Unsec’d. Notes(a)	6.000	11/15/22	775	833,638
Sr. Unsec’d. Notes	7.000	08/15/20	3,000	3,059,513
Sprint Corp.,
Gtd. Notes(a)	7.250	09/15/21	11,720	12,446,235
Gtd. Notes	7.625	02/15/25	5,365	6,220,987
Gtd. Notes(a)	7.875	09/15/23	19,312	22,114,044
T-Mobile USA, Inc.,
Gtd. Notes	6.375	03/01/25	4,725	4,865,094
Gtd. Notes	6.500	01/15/26	3,000	3,162,811
Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	2,000	2,047,815

				219,730,366

Transportation 0.5%
XPO Logistics, Inc., Gtd. Notes, 144A	6.125	09/01/23	4,500	4,609,095

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
XPO Logistics, Inc., (cont’d.)
Gtd. Notes, 144A	6.500%	06/15/22	1,301	$1,304,715
Gtd. Notes, 144A	6.750	08/15/24	10,750	11,356,860

				17,270,670

TOTAL CORPORATE BONDS (cost $2,407,985,335)				2,374,903,408

SOVEREIGN BOND 0.0%
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes (cost $1,123,388)	10.750	03/28/22	1,080	894,318

			Shares

COMMON STOCK 0.3%

Electric Utilities
GenOn Energy Holdings, Inc. (Class A Stock)*^ (cost $2,364,640)			41,315	8,469,575

TOTAL LONG-TERM INVESTMENTS (cost $3,113,944,540)				3,075,350,418

SHORT-TERM INVESTMENTS 16.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			206,715,900	206,715,900
PGIM Institutional Money Market Fund (cost $330,461,537; includes $329,944,112 of cash collateral for securities on loan)(b)(w)			330,474,390	330,474,390

TOTAL SHORT-TERM INVESTMENTS (cost $537,177,437)				537,190,290

TOTAL INVESTMENTS 110.4% (cost $3,651,121,977)				3,612,540,708
Liabilities in excess of other assets(z) (10.4)%				(339,636,878)

NET ASSETS 100.0%				$3,272,903,830

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	29

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

PIK—Payment-in-Kind

REITs—Real Estate Investment Trust

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $116,641,269 and 3.6% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $319,610,000; cash collateral of $329,944,112 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2020.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of February 29, 2020.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 29, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1,234	2 Year U.S. Treasury Notes	Jun. 2020	$269,416,908	$2,440,477
103	5 Year U.S. Treasury Notes	Jun. 2020	12,643,250	234,279
154	10 Year U.S. Treasury Notes	Jun. 2020	20,751,500	583,293
5	20 Year U.S. Treasury Bonds	Jun. 2020	851,250	35,524
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	622,500	40,497

				3,334,070

	Short Positions:
4	5 Year Euro-Bobl	Mar. 2020	599,047	(5,479)

See Notes to Financial Statements.

30

Futures contracts outstanding at February 29, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions (cont’d):
9	5 Year Euro-Bobl	Jun. 2020	$1,351,235	$(4,654)
16	10 Year U.K. Gilt	Jun. 2020	2,777,650	(26,274)

				(36,407)

				$3,297,663

Forward foreign currency exchange contracts outstanding at February 29, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/03/20	Citibank, N.A.	GBP 4,604	$5,941,952	$5,903,457	$—	$(38,495)
Euro,
Expiring 03/03/20	UBS AG	EUR 6,798	7,360,073	7,506,782	146,709	—

			$13,302,025	$13,410,239	146,709	(38,495)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/03/20	UBS AG	GBP 4,604	$6,022,454	$5,903,457	$118,997	$—
Expiring 04/02/20	Citibank, N.A.	GBP 4,604	5,946,887	5,908,644	38,243	—
Euro,
Expiring 03/03/20	UBS AG	EUR 6,798	7,513,984	7,506,782	7,202	—
Expiring 04/02/20	UBS AG	EUR 6,798	7,373,812	7,521,422	—	(147,610)

			$26,857,137	$26,840,305	164,442	(147,610)

					$311,151	$(186,105)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	31

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Credit default swap agreements outstanding at February 29, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at February 29, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
									JPMorgan Chase
Bombardier Inc.	09/20/20	5.000	%(Q)	30,000	1.065%	$965,135	$484,320	$480,815	Bank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at February 29, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.33.V2	12/20/24	5.000	%(Q)	161,489	$(14,437,401)	$(9,848,305)	$4,589,096

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front

See Notes to Financial Statements.

32

payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$484,320	$—	$480,815	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$6,977,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Collateralized Loan Obligations	$—	$170,308,658	$—
Bank Loans	—	412,602,765	108,171,694
Corporate Bonds	—	2,374,903,408	—
Sovereign Bond	—	894,318	—
Common Stock	—	—	8,469,575
Affiliated Mutual Funds	537,190,290	—	—

Total	$537,190,290	$2,958,709,149	$116,641,269

Other Financial Instruments*
Assets
Futures Contracts	$3,334,070	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	311,151	—

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	33

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Credit Default Swap Agreement	$—	$4,589,096	$—
OTC Credit Default Swap Agreement	—	965,135	—

Total	$3,334,070	$5,865,382	$—

Liabilities
Futures Contracts	$(36,407)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(186,105)	—

Total	$(36,407)	$(186,105)	$—

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Common Stocks
Balance as of 08/31/19	$54,555,756	$8,159,712
Realized gain (loss)	91,144	—
Change in unrealized appreciation (depreciation)	(885,517)	309,863
Purchases/Exchanges/Issuances	32,572,927	—
Sales/Paydowns	(5,904,600)	—
Accrued discount/premium	76,166	—
Transfers into Level 3	45,929,948	—
Transfers out of Level 3	(18,264,130)	—

Balance as of 02/29/20	$108,171,694	$8,469,575

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	(885,517)	309,863

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of February 29, 2020	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Bank Loans	$108,171,694	Market Approach	Single Broker Indicative Quote	$94.88 - $100.00 ($98.26)
Common Stocks	8,469,575	Market Approach	Single Broker Indicative Quote	$205.00

	$116,641,269

See Notes to Financial Statements.

34

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$18,264,130	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$45,929,948	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2020 were as follows:

Affiliated Mutual Funds (10.1% represents investments purchased with collateral from securities on loan)	16.4%
Telecommunications	9.9
Media	8.9
Retail	6.2
Chemicals	6.0
Oil & Gas	5.9
Software	5.3
Collateralized Loan Obligations	5.2
Home Builders	4.9
Healthcare-Services	4.8
Diversified Financial Services	4.2
Entertainment	4.0
Mining	2.6
Commercial Services	2.5
Building Materials	2.4
Aerospace & Defense	2.4
Computers	1.9
Foods	1.9
Pharmaceuticals	1.6
Real Estate Investment Trusts (REITs)	1.3
Auto Parts & Equipment	1.1
Advertising	1.0
Internet	0.9
Electric	0.8
Lodging	0.8
Engineering & Construction	0.7
Agriculture	0.5
Transportation	0.5

Real Estate	0.5%
Auto Manufacturers	0.5
Pipelines	0.5
Banks	0.5
Machinery-Diversified	0.4
Distribution/Wholesale	0.4
Home Furnishings	0.4
Food Service	0.4
Gas	0.4
Iron/Steel	0.3
Insurance	0.3
Electric Utilities	0.3
Metal Fabricate/Hardware	0.2
Apparel	0.2
Energy-Alternate Sources	0.2
Packaging & Containers	0.2
Oil & Gas Services	0.1
Electronics	0.0	*
Sovereign Bond	0.0	*
Miscellaneous Manufacturing	0.0	*
Beverages	0.0	*

	110.4
Liabilities in excess of other assets	(10.4)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	35

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker- variation margin swaps	$4,589,096	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	484,320		—	—
Credit contracts	Unrealized appreciation on OTC swap agreements	480,815		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	311,151		Unrealized depreciation on OTC forward foreign currency exchange contracts	186,105
Interest rate contracts	Due from/to broker- variation margin futures	3,334,070	*	Due from/to broker— variation margin futures	36,407	*

		$9,199,452			$222,512

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(4,649,701)
Foreign exchange contracts	—	(84,485)	—
Interest rate contracts	462,114	—	—

Total	$462,114	$(84,485)	$(4,649,701)

See Notes to Financial Statements.

36

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$4,866,340
Foreign exchange contracts	—	(116,827)	—
Interest rate contracts	3,123,700	—	—

Total	$3,123,700	$(116,827)	$4,866,340

For the six months ended February 29, 2020, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)
$292,700,473	$11,449,723	$13,310,180

Forward Foreign Currency Exchange Contracts—Sold(2)	Credit Default Swap Agreements— Buy Protection(1)
$26,772,038	$129,136,333

Credit Default Swap Agreements— Sell Protection(1)
$10,000,000

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$319,610,000	$(319,610,000)	$—

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	37

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$38,243	$(38,495)	$(252)	$—	$(252)
JPMorgan Chase Bank, N.A.	965,135	—	965,135	(965,135)	—
UBS AG	272,908	(147,610)	125,298	(125,298)	—

	$1,276,286	$(186,105)	$1,090,181	$(1,090,433)	$(252)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

38

Statement of Assets and Liabilities (unaudited)

as of February 29, 2020

Assets
Investments at value, including securities on loan of $319,610,000:
Unaffiliated investments (cost $3,113,944,540)	$3,075,350,418
Affiliated investments (cost $537,177,437)	537,190,290
Cash	2,616,645
Foreign currency, at value (cost $7,450,567)	7,420,209
Receivable for Fund shares sold	48,443,994
Dividends and interest receivable	46,621,314
Receivable for investments sold	7,177,637
Deposit with broker for centrally cleared/exchange-traded derivatives	6,977,000
Due from broker—variation margin futures	1,300,657
Premiums paid for OTC swap agreements	484,320
Unrealized appreciation on OTC swap agreements	480,815
Unrealized appreciation on OTC forward foreign currency exchange contracts	311,151
Due from broker—variation margin swaps	283,240
Prepaid expenses and other assets	349,640

Total Assets	3,735,007,330

Liabilities
Payable to broker for collateral for securities on loan	329,944,112
Payable for Fund shares reacquired	67,001,699
Payable for investments purchased	59,456,431
Dividends payable	2,648,368
Management fee payable	1,658,631
Accrued expenses and other liabilities	851,202
Distribution fee payable	334,985
Unrealized depreciation on OTC forward foreign currency exchange contracts	186,105
Affiliated transfer agent fee payable	21,967

Total Liabilities	462,103,500

Net Assets	$3,272,903,830

Net assets were comprised of:
Common stock, at par	$3,701,460
Paid-in capital in excess of par	3,450,635,876
Total distributable earnings (loss)	(181,433,506)

Net assets, February 29, 2020	$3,272,903,830

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	39

Statement of Assets and Liabilities (unaudited)

as of February 29, 2020

Class A
Net asset value and redemption price per share, ($ 312,618,449 ÷ 35,361,113 shares of common stock issued and outstanding)	$8.84
Maximum sales charge (2.25% of offering price)	0.20

Maximum offering price to public	$9.04

Class C
Net asset value, offering price and redemption price per share,
($ 334,948,977 ÷ 37,890,258 shares of common stock issued and outstanding)	$8.84

Class Z
Net asset value, offering price and redemption price per share,
($ 2,407,132,732 ÷ 272,224,948 shares of common stock issued and outstanding)	$8.84

Class R6
Net asset value, offering price and redemption price per share,
($ 218,203,672 ÷ 24,669,716 shares of common stock issued and outstanding)	$8.85

See Notes to Financial Statements.

40

Statement of Operations (unaudited)

Six Months Ended February 29, 2020

Net Investment Income (Loss)
Income
Interest income	$87,594,438
Affiliated dividend income	2,193,755
Income from securities lending, net (including affiliated income of $516,832)	607,510

Total income	90,395,703

Expenses
Management fee	10,849,456
Distribution fee(a)	2,046,988
Transfer agent’s fees and expenses (including affiliated expense of $61,909)(a)	1,339,752
Custodian and accounting fees	157,648
Registration fees(a)	91,907
Shareholders’ reports	87,641
SEC registration fees	51,317
Directors’ fees	25,530
Audit fee	20,475
Legal fees and expenses	16,008
Miscellaneous	26,669

Total expenses	14,713,391
Less: Fee waiver and/or expense reimbursement(a)	(935,965)

Net expenses	13,777,426

Net investment income (loss)	76,618,277

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $9,275)	11,769,949
Futures transactions	462,114
Forward currency contract transactions	(84,485)
Swap agreement transactions	(4,649,701)
Foreign currency transactions	72,266

7,570,143

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(26,557))	(58,567,114)
Futures	3,123,700
Forward currency contracts	(116,827)
Swap agreements	4,866,340
Foreign currencies	(6,198)

(50,700,099)

Net gain (loss) on investment and foreign currency transactions	(43,129,956)

Net Increase (Decrease) In Net Assets Resulting From Operations	$33,488,321

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	41

Statement of Operations (unaudited)

Six Months Ended February 29, 2020

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	372,486	1,674,502	—	—
Transfer agent’s fees and expenses	119,002	124,538	1,095,695	517
Registration fees	16,758	14,861	44,939	15,349
Fee waiver and/or expense reimbursement	(83,092)	(81,841)	(741,307)	(29,725)

See Notes to Financial Statements.

42

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2020	Year Ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,618,277	$126,061,322
Net realized gain (loss) on investment and foreign currency transactions	7,570,143	11,539,356
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(50,700,099)	29,112,439

Net increase (decrease) in net assets resulting from operations	33,488,321	166,713,117

Dividends and Distributions
Distributions from distributable earnings
Class A	(7,623,522)	(13,829,701)
Class C	(7,316,409)	(15,431,122)
Class Z	(62,204,914)	(106,446,362)
Class R6	(5,225,663)	(8,165,570)

	(82,370,508)	(143,872,755)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	847,860,457	1,607,088,461
Net asset value of shares issued in reinvestment of dividends and distributions	69,798,494	126,951,425
Cost of shares reacquired	(551,888,467)	(1,084,977,308)

Net increase (decrease) in net assets from Fund share transactions	365,770,484	649,062,578

Total increase (decrease)	316,888,297	671,902,940

Net Assets:
Beginning of period	2,956,015,533	2,284,112,593

End of period	$3,272,903,830	$2,956,015,533

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	43

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Company consists of two funds: PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund. These financial statements relate only to the PGIM Short Duration High Yield Income Fund (the “Fund”).

The investment objective of the Fund is to provide a high level of current income.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

44

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable

PGIM Short Duration High Yield Income Fund	45

Notes to Financial Statements (unaudited) (continued)

market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

46

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund

PGIM Short Duration High Yield Income Fund	47

Notes to Financial Statements (unaudited) (continued)

enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued

48

in the bank loan market. The Fund acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

PGIM Short Duration High Yield Income Fund	49

Notes to Financial Statements (unaudited) (continued)

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

50

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 29, 2020, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

PGIM Short Duration High Yield Income Fund	51

Notes to Financial Statements (unaudited) (continued)

Payment-In-Kind: The Fund invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where

52

applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep

PGIM Short Duration High Yield Income Fund	53

Notes to Financial Statements (unaudited) (continued)

certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to $2 billion and 0.675% of the average daily net assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.69% for the reporting period ended February 29, 2020.

The Manager has contractually agreed, through December 31, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class A shares, 1.75% of average daily net assets for Class C shares, 0.75% of average daily net assets for Class Z shares, and 0.70% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

54

For the reporting period ended February 29, 2020, PIMS received $279,952 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended February 29, 2020, PIMS received $10 and $11,780 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended February 29, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 29, 2020, were $1,121,784,001 and $742,585,526, respectively.

PGIM Short Duration High Yield Income Fund	55

Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended February 29, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$185,911,278	$702,936,512	$682,131,890	$—	$—	$206,715,900	206,715,900	$2,193,755
PGIM Institutional Money Market Fund*
439,158,336	362,810,089	471,476,753	(26,557)	9,275	330,474,390	330,474,390	516,832	**

$625,069,614	$1,065,746,601	$1,153,608,643	$(26,557)	$9,275	$537,190,290		$2,710,587

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2020 were as follows:

Tax Basis	$3,650,723,533

Gross Unrealized Appreciation	59,138,164
Gross Unrealized Depreciation	(88,344,049)

Net Unrealized Depreciation	$(29,205,885)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2019 of approximately $132,541,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2019 are subject to such review.

56

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $1 million or more (prior to July 15, 2019, $500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6 billion shares of capital stock, $0.01 par value per share, designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	160,000,000
Class C	100,000,000
Class Z	700,000,000
Class T	75,000,000
Class R6	150,000,000

The Fund currently does not have any Class T shares outstanding.

As of February 29, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	2,170,957	9%

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	8	78%

PGIM Short Duration High Yield Income Fund	57

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 29, 2020:
Shares sold	10,665,708	$95,819,842
Shares issued in reinvestment of dividends and distributions	752,008	6,735,255
Shares reacquired	(5,709,571)	(51,107,921)

Net increase (decrease) in shares outstanding before conversion	5,708,145	51,447,176
Shares issued upon conversion from other share class(es)	979,903	8,801,890
Shares reacquired upon conversion into other share class(es)	(1,522,621)	(13,674,410)

Net increase (decrease) in shares outstanding	5,165,427	$46,574,656

Year ended August 31, 2019:
Shares sold	11,528,235	$102,112,212
Shares issued in reinvestment of dividends and distributions	1,474,258	13,046,141
Shares reacquired	(10,445,976)	(91,885,274)

Net increase (decrease) in shares outstanding before conversion	2,556,517	23,273,079
Shares issued upon conversion from other share class(es)	1,053,119	9,341,086
Shares reacquired upon conversion into other share class(es)	(4,135,314)	(36,576,670)

Net increase (decrease) in shares outstanding	(525,678)	$(3,962,505)

Class C
Six months ended February 29, 2020:
Shares sold	4,616,339	$41,462,884
Shares issued in reinvestment of dividends and distributions	731,086	6,547,545
Shares reacquired	(3,433,756)	(30,849,114)

Net increase (decrease) in shares outstanding before conversion	1,913,669	17,161,315
Shares reacquired upon conversion into other share class(es)	(1,095,312)	(9,838,585)

Net increase (decrease) in shares outstanding	818,357	$7,322,730

Year ended August 31, 2019:
Shares sold	8,005,611	$70,818,384
Shares issued in reinvestment of dividends and distributions	1,607,284	14,222,040
Shares reacquired	(8,332,369)	(73,544,160)

Net increase (decrease) in shares outstanding before conversion	1,280,526	11,496,264
Shares reacquired upon conversion into other share class(es)	(1,773,483)	(15,723,232)

Net increase (decrease) in shares outstanding	(492,957)	$(4,226,968)

58

Class Z	Shares	Amount
Six months ended February 29, 2020:
Shares sold	70,767,768	$635,883,597
Shares issued in reinvestment of dividends and distributions	6,014,885	53,875,773
Shares reacquired	(50,035,580)	(449,126,903)

Net increase (decrease) in shares outstanding before conversion	26,747,073	240,632,467
Shares issued upon conversion from other share class(es)	2,079,595	18,678,150
Shares reacquired upon conversion into other share class(es)	(485,674)	(4,362,700)

Net increase (decrease) in shares outstanding	28,340,994	$254,947,917

Year ended August 31, 2019:
Shares sold	147,565,528	$1,306,227,248
Shares issued in reinvestment of dividends and distributions	10,737,610	95,124,237
Shares reacquired	(94,810,133)	(836,533,352)

Net increase (decrease) in shares outstanding before conversion	63,493,005	564,818,133
Shares issued upon conversion from other share class(es)	5,553,893	49,156,975
Shares reacquired upon conversion into other share class(es)	(749,213)	(6,640,643)

Net increase (decrease) in shares outstanding	68,297,685	$607,334,465

Class R6
Six months ended February 29, 2020:
Shares sold	8,311,175	$74,694,134
Shares issued in reinvestment of dividends and distributions	294,625	2,639,921
Shares reacquired	(2,314,312)	(20,804,529)

Net increase (decrease) in shares outstanding before conversion	6,291,488	56,529,526
Shares issued upon conversion from other share class(es)	43,975	395,655

Net increase (decrease) in shares outstanding	6,335,463	$56,925,181

Year ended August 31, 2019:
Shares sold	14,530,956	$127,930,617
Shares issued in reinvestment of dividends and distributions	514,087	4,559,007
Shares reacquired	(9,383,081)	(83,014,522)

Net increase (decrease) in shares outstanding before conversion	5,661,962	49,475,102
Shares issued upon conversion from other share class(es)	50,196	442,484

Net increase (decrease) in shares outstanding	5,712,158	$49,917,586

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$1,222,500,000*	$900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

PGIM Short Duration High Yield Income Fund	59

Notes to Financial Statements (unaudited) (continued)

	Current SCA	Prior SCA
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 29, 2020.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

60

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s

PGIM Short Duration High Yield Income Fund	61

Notes to Financial Statements (unaudited) (continued)

financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Risks of Investments in Bank Loans: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund’s scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

10. Subsequent Event

Subsequent to February 29, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which have adversely impacted the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

62

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 29, 2020(a)		Year Ended August 31,
			2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.97		$8.90	$9.06	$9.16	$9.21	$9.73
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.43	0.43	0.42	0.42	0.44
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.11)		0.12	(0.10)	(0.01)	0.08	(0.37)
Total from investment operations	0.10		0.55	0.33	0.41	0.50	0.07
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.48)	(0.47)	(0.51)	(0.55)	(0.59)
Tax return of capital distributions	-		-	(0.02)	-	-	-
Total dividends and distributions	(0.23)		(0.48)	(0.49)	(0.51)	(0.55)	(0.59)
Net asset value, end of period	$8.84		$8.97	$8.90	$9.06	$9.16	$9.21
Total Return(b):	1.06%		6.43%	3.73%	4.65%	5.68%	0.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$312,618		$270,853	$273,521	$360,573	$560,800	$366,345
Average net assets (000)	$299,626		$252,620	$303,566	$462,309	$425,721	$381,350
Ratios to average net assets(c)(d)(e):
Expenses after waivers and/or expense reimbursement	1.00%	(f)	1.00%	1.00%	1.04%	1.08%	1.11%
Expenses before waivers and/or expense reimbursement	1.06%	(f)	1.08%	1.07%	1.07%	1.08%	1.14%
Net investment income (loss)	4.75%	(f)	4.81%	4.80%	4.67%	4.67%	4.70%
Portfolio turnover rate(g)	25%		49%	67%	66%	58%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	63

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 29, 2020(a)		Year Ended August 31,
			2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.97		$8.90	$9.06	$9.15	$9.21	$9.73
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.36	0.36	0.36	0.36	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.12)		0.13	(0.10)	(0.01)	0.06	(0.37)
Total from investment operations	0.06		0.49	0.26	0.35	0.42	-
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.42)	(0.40)	(0.44)	(0.48)	(0.52)
Tax return of capital distributions	-		-	(0.02)	-	-	-
Total dividends and distributions	(0.19)		(0.42)	(0.42)	(0.44)	(0.48)	(0.52)
Net asset value, end of period	$8.84		$8.97	$8.90	$9.06	$9.15	$9.21
Total Return(b):	0.69%		5.64%	2.95%	3.98%	4.78%	(0.02)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$334,949		$332,503	$334,430	$374,417	$372,754	$286,999
Average net assets (000)	$336,740		$326,067	$353,409	$377,098	$304,363	$298,555
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.75%	(e)	1.75%	1.75%	1.78%	1.83%	1.86%
Expenses before waivers and/or expense reimbursement	1.80%	(e)	1.81%	1.81%	1.83%	1.83%	1.86%
Net investment income (loss)	4.01%	(e)	4.06%	4.05%	3.92%	3.94%	3.95%
Portfolio turnover rate(f)	25%		49%	67%	66%	58%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

64

Class Z Shares
	Six Months Ended February 29, 2020(a)		Year Ended August 31,
			2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.97		$8.91	$9.06	$9.16	$9.21	$9.73
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.45	0.45	0.45	0.44	0.47
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.11)		0.12	(0.09)	(0.01)	0.08	(0.38)
Total from investment operations	0.11		0.57	0.36	0.44	0.52	0.09
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.51)	(0.49)	(0.54)	(0.57)	(0.61)
Tax return of capital distributions	-		-	(0.02)	-	-	-
Total dividends and distributions	(0.24)		(0.51)	(0.51)	(0.54)	(0.57)	(0.61)
Net asset value, end of period	$8.84		$8.97	$8.91	$9.06	$9.16	$9.21
Total Return(b):	1.19%		6.57%	4.11%	4.91%	5.94%	0.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,407,133		$2,188,123	$1,563,724	$1,609,403	$1,201,161	$656,491
Average net assets (000)	$2,327,800		$1,859,209	$1,517,050	$1,414,559	$818,901	$675,793
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.75%	(e)	0.75%	0.75%	0.78%	0.83%	0.86%
Expenses before waivers and/or expense reimbursement	0.81%	(e)	0.83%	0.83%	0.83%	0.83%	0.86%
Net investment income (loss)	5.01%	(e)	5.03%	5.05%	4.92%	4.90%	4.96%
Portfolio turnover rate(f)	25%		49%	67%	66%	58%	56%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	65

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 29, 2020(b)		Year Ended August 31,				October 27, 2014(a) through August 31, 2015
			2019(b)	2018(b)	2017(b)	2016(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.97		$8.91	$9.06	$9.16	$9.22	$9.59
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.45	0.46	0.45	0.45	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.11)		0.12	(0.10)	(0.01)	0.07	(0.24)
Total from investment operations	0.12		0.57	0.36	0.44	0.52	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.51)	(0.49)	(0.54)	(0.58)	(0.52)
Tax return of capital distributions	-		-	(0.02)	-	-	-
Total dividends and distributions	(0.24)		(0.51)	(0.51)	(0.54)	(0.58)	(0.52)
Net asset value, end of period	$8.85		$8.97	$8.91	$9.06	$9.16	$9.22
Total Return(c):	1.21%		6.63%	4.15%	4.97%	5.92%	1.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$218,204		$164,537	$112,437	$58,356	$25,252	$16,690
Average net assets (000)	$194,075		$141,275	$86,373	$46,030	$29,782	$15,387
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.70%	(f)	0.70%	0.70%	0.71%	0.74%	0.77%	(f)
Expenses before waivers and/or expense reimbursement	0.73%	(f)	0.74%	0.75%	0.72%	0.74%	0.77%	(f)
Net investment income (loss)	5.04%	(f)	5.08%	5.10%	4.97%	4.99%	4.77%	(f)
Portfolio turnover rate(g)	25%		49%	67%	66%	58%	56%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

66

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short Duration High Yield Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION HIGH YIELD INCOME FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	HYSAX	HYSCX	HYSZX	HYSQX
CUSIP	74442J109	74442J208	74442J307	74442J406

MF216E2

PGIM HIGH YIELD FUND

SEMIANNUAL REPORT

FEBRUARY 29, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 29, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM High Yield Fund informative and useful. The report covers performance for the six-month period ended February 29, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM High Yield Fund

April 15, 2020

PGIM High Yield Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 2/29/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	1.83	3.91	4.85	6.78	—
Class B	1.57	1.87	4.87	6.59	—
Class C	1.48	5.67	4.79	6.38	—
Class R	1.50	6.91	5.23	6.84	—
Class Z	1.96	7.68	5.83	7.43	—
Class R2	1.58	7.08	N/A	N/A	5.27 (12/27/17)
Class R4	1.71	7.38	N/A	N/A	5.55 (12/27/17)
Class R6	2.03	7.83	5.95	N/A	6.89 (10/31/11)
Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index
	1.51	5.95	—	—	—

Average Annual Total Returns as of 2/29/20 Since inception
R2 (12/27/17)	R4 (12/27/17)	Class R6 (10/31/11)
Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index
4.54	4.54	6.52

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	For purchases prior to July 15, 2019: 4.50% of the public offering price. For purchases on/after July 15, 2019: 3.25% of the public offering price.	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)

For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.

For purchases on/after July 15, 2019, 1.00% on sales of $500,000 or more made within 12 months of purchase.

		5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	0.75%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

PGIM High Yield Fund	5

Your Fund’s Performance (continued)

Benchmark Definitions

Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index—The Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of US dollar-denominated, non-convertible, fixed rate, non-investment-grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Credit Quality expressed as a percentage of total investments as of 2/29/20 (%)
AAA	7.2
BBB	3.1
BB	31.6
B	39.7
CCC	10.9
CC	0.3
C	0.2
Not Rated	0.4
Cash/Cash Equivalents	6.6
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

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Distributions and Yields as of 2/29/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.16	6.78	6.78
Class B	0.15	6.49	6.49
Class C	0.14	6.32	6.32
Class R	0.15	6.71	6.45
Class Z	0.17	7.29	7.29
Class R2	0.16	6.90	6.71
Class R4	0.16	7.16	7.05
Class R6	0.17	7.44	7.44

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM High Yield Fund	7

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over

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the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM High Yield Fund		Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,018.30	0.78%	$3.91
	Hypothetical	$1,000.00	$1,020.98	0.78%	$3.92
Class B	Actual	$1,000.00	$1,015.70	1.30%	$6.52
	Hypothetical	$1,000.00	$1,018.40	1.30%	$6.52
Class C	Actual	$1,000.00	$1,014.80	1.48%	$7.41
	Hypothetical	$1,000.00	$1,017.50	1.48%	$7.42
Class R	Actual	$1,000.00	$1,015.00	1.07%	$5.36
	Hypothetical	$1,000.00	$1,019.54	1.07%	$5.37
Class Z	Actual	$1,000.00	$1,019.60	0.53%	$2.66
	Hypothetical	$1,000.00	$1,022.23	0.53%	$2.66
Class R2	Actual	$1,000.00	$1,015.80	0.91%	$4.56
	Hypothetical	$1,000.00	$1,020.34	0.91%	$4.57
Class R4	Actual	$1,000.00	$1,017.10	0.66%	$3.31
	Hypothetical	$1,000.00	$1,021.58	0.66%	$3.32
Class R6	Actual	$1,000.00	$1,020.30	0.39%	$1.96
	Hypothetical	$1,000.00	$1,022.92	0.39%	$1.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2020, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM High Yield Fund	9

Schedule of Investments (unaudited)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 92.4%

ASSET-BACKED SECURITIES 7.2%

Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.931	%(c)	07/15/26	16,027	$16,041,856
Avery Point CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	2.971	(c)	01/15/28	15,000	14,976,394
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-07A, Class A1AR, 144A, 3 Month LIBOR + 0.780% (Cap N/A, Floor 0.000%)	2.599	(c)	07/18/27	24,542	24,514,343
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.081	(c)	10/15/30	20,000	19,960,942
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.806	(c)	04/17/31	15,500	15,448,545
Series 2016-03A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	2.715	(c)	10/20/29	20,000	19,979,980
Carlyle US CLO Ltd. (Cayman Islands), Series 2019-04A, Class A11, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.208	(c)	01/15/33	20,000	19,975,798
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.069	(c)	10/20/28	14,500	14,571,571
CIFC Funding Ltd. (Cayman Islands),
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	2.851	(c)	04/24/30	20,200	20,163,519
Series 2015-02A, Class AR2, 144A	—	(p)	04/15/30	25,000	24,974,975
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	2.829	(c)	04/23/29	45,000	44,970,318
Eaton Vance CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)	2.991	(c)	01/15/28	30,000	29,986,158
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	2.959	(c)	01/20/28	25,000	25,007,957
JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.116	(c)	07/17/29	25,000	24,957,070
LCM LP (Cayman Islands), Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	2.959	(c)	07/19/27	25,000	24,960,045

See Notes to Financial Statements.

PGIM High Yield Fund	11

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands), Series 2015-19A, Class A1R2, 144A	—	%(p)	01/22/28	36,500	$36,463,500
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR2, 144A	—	(p)	04/22/29	30,000	29,969,970
Northwoods Capital Ltd. (Cayman Islands), Series 2019-20A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.221	(c)	01/25/30	10,750	10,745,106
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	2.631	(c)	07/15/27	12,601	12,572,518
OZLM Ltd. (Cayman Islands), Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	2.850	(c)	07/30/27	23,650	23,642,993
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.545	(c)	08/20/27	17,238	17,220,251
Series 2020-01A, Class A1, 144A	—	(p)	02/20/28	20,000	19,979,980
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A	—	(p)	02/20/30	25,000	24,974,975
Regatta Funding LP (Cayman Islands), Series 2013-02A, Class A1R2, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.081	(c)	01/15/29	30,000	30,117,153
SCOF Ltd. (Cayman Islands), Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.011	(c)	07/15/28	42,375	42,327,129
Silvermore CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	2.862	(c)	05/15/26	16,806	16,820,189
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.109	(c)	10/20/28	40,000	39,931,320
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.956	(c)	01/23/29	35,000	34,941,896
TICP CLO Ltd. (Cayman Islands), Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.031	(c)	01/15/29	4,000	4,001,954
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	2.711	(c)	07/15/27	46,561	46,557,366
Voya CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1RR, 144A	—	(p)	04/17/30	25,000	24,975,000

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	2.719	%(c)	01/18/29	25,000	$24,962,290
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.889	(c)	01/20/31	11,725	11,666,064
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.099	(c)	07/20/29	4,750	4,742,046
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 0.910% (Cap N/A, Floor 0.000%)	2.729	(c)	04/20/28	3,000	2,995,950
Zais CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1, 144A, 3 Month LIBOR + 1.530% (Cap N/A, Floor 0.000%)	3.361	(c)	10/15/28	20,000	19,963,092
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.166	(c)	07/20/31	30,000	29,548,236

TOTAL ASSET-BACKED SECURITIES (cost $850,328,474)					849,608,449

BANK LOANS 6.9%

Chemicals 0.6%
Alpha Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	4.945	(c)	01/31/24	1,986	1,909,594
Nouryon USA LLC (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	4.671	(c)	10/01/25	13,515	13,244,764
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%^	5.610	(c)	06/26/25	26,391	25,840,597
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%^	10.113	(c)	06/26/26	34,184	32,304,242

					73,299,197

Commercial Services 0.5%
Financial & Risk Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	4.853	(c)	10/01/25	39,427	39,303,541
Verscend Holding Corp., Term B Loan, 1 Month LIBOR + 4.500%	6.103	(c)	08/27/25	15,211	15,116,418

					54,419,959

See Notes to Financial Statements.

PGIM High Yield Fund	13

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Computers 0.9%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.103	%(c)	09/29/25	48,902	$48,962,824
Term B USD Loan, 1 Month LIBOR + 3.750%	5.353	(c)	09/30/24	58,795	58,379,170

					107,341,994

Electric 0.4%
Calpine Corp.,
Term Loan	—	(p)	04/06/26	1,846	1,822,297
Term Loan (05/15), 3 Month LIBOR + 2.250%	4.200	(c)	01/15/24	10,576	10,401,135
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%^	7.771	(c)	07/30/26	36,284	34,424,504

					46,647,936

Entertainment 0.5%
Playtika Holding Corp., Term B Loan, 1 Month LIBOR + 6.000%	7.603	(c)	12/10/24	47,450	47,390,687
Scientific Games International, Inc., Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%	4.359	(c)	08/14/24	9,809	9,529,070

					56,919,757

Healthcare-Services 0.2%
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	5.353	(c)	11/17/25	3,800	3,779,415
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	4.695	(c)	06/07/23	15,612	14,972,041

					18,751,456

Insurance 0.1%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%^	8.103	(c)	08/04/25	14,460	14,423,850

Media 0.1%
iHeartCommunications, Inc., New Term Loan, 3 Month LIBOR + 3.000%	4.655	(c)	05/01/26	13,125	12,977,344

Mining 0.3%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.353	(c)	02/27/23	41,497	41,340,867

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Oil & Gas 1.1%
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000%	9.928	%(c)	05/23/24	82,325	$74,298,312
Citgo Holding, Inc., Term Loan, 1 Month LIBOR + 7.000%^	8.603	(c)	08/01/23	13,466	13,466,250
CITGO Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%^	6.945	(c)	03/28/24	14,264	14,192,310
Term B Loan, 3 Month LIBOR + 4.500%^	6.445	(c)	07/29/21	26,775	26,708,583

					128,665,455

Pharmaceuticals 0.1%
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%	4.695	(c)	09/24/24	13,471	12,009,711
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%	4.704	(c)	02/24/25	7,018	6,193,420

					18,203,131

Retail 0.3%
EG America LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%^	9.961	(c)	04/20/26	6,489	6,359,189
Sally Holdings LLC, Term B-2 Loan	4.500		07/05/24	26,150	25,866,717

					32,225,906

Software 1.2%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 1 Month LIBOR + 4.250%	5.853	(c)	10/02/25	19,309	18,542,397
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.027	(c)	06/13/25	22,874	21,787,515
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	5.277	(c)	06/13/24	12,930	12,267,514
Infor US, Inc.,
Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%	4.695	(c)	02/01/22	13,496	13,383,804
Informatica LLC,
Term Loan	—	(p)	02/28/25	11,425	11,167,938
Term Loan	—	(p)	02/14/27	12,550	12,267,625
Kronos, Inc.,
Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	10.013	(c)	11/01/24	7,500	7,500,000

See Notes to Financial Statements.

PGIM High Yield Fund	15

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Software (cont’d.)
TIBCO Software, Inc.,
Term Loan	—	%(p)	06/30/26	2,000	$2,007,500
Term Loan	—	(p)	02/28/28	20,450	20,833,437
Term Loan B-2, 1 Month LIBOR + 4.000%^	5.670	(c)	06/30/26	26,622	26,488,570

					146,246,300

Telecommunications 0.6%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	4.870	(c)	05/27/24	10,583	9,630,192
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-5 Term Loan	6.625		01/02/24	12,305	12,374,216
West Corp., Initial Term B Loan, 1 Month LIBOR + 4.000%	5.603	(c)	10/10/24	41,422	32,904,484
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%^	5.945	(c)	09/09/21	11,768	11,680,240

					66,589,132

TOTAL BANK LOANS (cost $830,131,899)					818,052,284

CORPORATE BONDS 77.6%

Advertising 0.7%
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc., Sec’d. Notes, 144A, Cash pays ((6 Month LIBOR + 14.000%)/(1 - Statutory Reserves)) or PIK 8.000% (Cap N/A, Floor 1.000%)	15.909		12/31/23	2,422	2,003,892
National CineMedia LLC,
Sr. Sec’d. Notes, 144A(a)	5.875		04/15/28	19,650	20,126,389
Sr. Unsec’d. Notes	5.750		08/15/26	20,485	20,383,954
Terrier Media Buyer, Inc., Gtd. Notes, 144A(a)	8.875		12/15/27	40,995	40,689,589

					83,203,824

Aerospace & Defense 2.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.450		05/01/34	1,575	1,559,250
Sr. Unsec’d. Notes, 144A	7.500		12/01/24	62,226	63,054,308
Sr. Unsec’d. Notes, 144A(a)	7.500		03/15/25	35,560	35,147,370

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.875%	04/15/27	108,772	$107,343,048
Sr. Unsec’d. Notes, 144A(a)	8.750	12/01/21	39,850	42,441,909
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	21,525	22,898,072
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	4,875	5,124,955
TransDigm, Inc.,
Gtd. Notes	6.375	06/15/26	11,450	11,774,765
Gtd. Notes	6.500	07/15/24	4,830	4,938,132
Gtd. Notes	6.500	05/15/25	2,300	2,377,127

				296,658,936

Agriculture 0.4%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	8,450	8,428,846
Sr. Sec’d. Notes, 144A	6.125	02/01/25	44,500	43,031,566

				51,460,412

Auto Manufacturers 1.6%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	10/01/27	2,263	2,318,874
Sr. Unsec’d. Notes, 144A(a)	5.875	06/01/29	8,550	9,262,259
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	33,850	29,769,268
Sr. Unsec’d. Notes(a)	5.291	12/08/46	68,158	62,412,550
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	5.584	03/18/24	10,375	11,125,853
General Motors Co.,
Sr. Unsec’d. Notes(a)	5.000	10/01/28	17,000	18,563,139
Sr. Unsec’d. Notes	5.200	04/01/45	2,150	2,147,091
Navistar International Corp., Gtd. Notes, 144A(a)	6.625	11/01/25	45,966	47,705,449

				183,304,483

Auto Parts & Equipment 1.9%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	49,056	42,287,836
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250	04/01/25	14,475	14,027,160

See Notes to Financial Statements.

PGIM High Yield Fund	17

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
American Axle & Manufacturing, Inc., (cont’d.)
Gtd. Notes	6.250%	03/15/26	32,657	$31,458,969
Gtd. Notes(a)	6.500	04/01/27	36,823	35,380,186
Gtd. Notes(a)	6.625	10/15/22	4,470	4,504,639
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	31,181	27,825,569
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A(a)	5.750	04/15/25	6,559	6,773,779
Gtd. Notes, 144A(a)	6.500	06/01/26	39,142	41,268,262
Dana, Inc., Sr. Unsec’d. Notes(a)	5.375	11/15/27	4,150	4,261,437
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%	4.750	09/15/26	2,725	2,651,079
Titan International, Inc., Sr. Sec’d. Notes(a)	6.500	11/30/23	22,449	17,637,941

				228,076,857

Banks 0.2%
CIT Group, Inc., Sub. Notes	6.125	03/09/28	23,900	28,708,205

Building Materials 1.5%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A	5.450	11/19/29	2,000	2,010,736
Sr. Sec’d. Notes, 144A	7.750	04/16/26	1,850	1,959,900
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	8.000	04/15/26	23,671	23,433,181
Griffon Corp., Sr. Unsec’d. Notes, 144A	5.750	03/01/28	17,500	17,632,254
Masonite International Corp.,
Gtd. Notes, 144A(a)	5.375	02/01/28	6,021	6,323,744
Gtd. Notes, 144A(a)	5.750	09/15/26	4,164	4,428,277
Patrick Industries, Inc., Sr. Unsec’d. Notes, 144A	7.500	10/15/27	13,775	14,982,385
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28	28,503	29,315,962
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes	6.125	07/15/23	9,383	9,440,499
Gtd. Notes, 144A	5.125	06/01/25	7,235	7,397,791
Gtd. Notes, 144A	6.500	03/15/27	7,280	7,811,645

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
U.S. Concrete, Inc., Gtd. Notes	6.375%	06/01/24	47,585	$48,508,496

				173,244,870

Chemicals 3.9%
Ashland LLC, Gtd. Notes(a)	6.875	05/15/43	32,720	38,985,306
Atotech Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%(a)	8.750	06/01/23	37,626	38,105,911
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A(a)	6.250	02/01/25	18,294	18,768,089
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27	26,430	22,696,020
Gtd. Notes(a)	6.625	05/15/23	7,888	7,608,776
Gtd. Notes(a)	7.000	05/15/25	47,604	44,540,566
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	19,263	17,288,575
Element Solutions, Inc., Gtd. Notes, 144A	5.875	12/01/25	9,433	9,509,930
Hexion, Inc., Gtd. Notes, 144A(a)	7.875	07/15/27	31,116	30,974,157
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24	1,495	1,449,512
Sr. Unsec’d. Notes, 144A	5.000	05/01/25	7,100	6,927,040
Sr. Unsec’d. Notes, 144A	5.250	06/01/27	33,070	31,450,542
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	28,129	27,115,103
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	39,410	39,143,663
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	24,577	24,963,560
Tronox Finance PLC, Gtd. Notes, 144A(a)	5.750	10/01/25	47,527	44,959,228
Tronox, Inc., Gtd. Notes, 144A(a)	6.500	04/15/26	26,805	25,725,510

See Notes to Financial Statements.

PGIM High Yield Fund	19

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Valvoline, Inc., Gtd. Notes, 144A(a)	4.250%	02/15/30	7,760	$7,653,732
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A(a)	5.750	07/15/25	23,992	21,879,625

				459,744,845

Commercial Services 3.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	12,950	13,575,539
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	32,379	34,540,687
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	7,075	7,207,768
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	47,511	50,385,872
Refinitiv US Holdings, Inc., Gtd. Notes, 144A(a)	8.250	11/15/26	100,062	110,595,487
United Rentals North America, Inc.,
Gtd. Notes	4.000	07/15/30	12,100	11,847,778
Gtd. Notes	4.875	01/15/28	67,000	68,857,690
Gtd. Notes	5.250	01/15/30	40,490	42,855,458
Gtd. Notes	5.500	05/15/27	12,005	12,550,758
Gtd. Notes	5.875	09/15/26	25,210	26,656,573
Gtd. Notes	6.500	12/15/26	10,255	10,957,176
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(a)	9.750	08/15/26	23,810	25,953,062

				415,983,848

Computers 1.2%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	9.750	09/01/26	87,473	88,087,940
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875	06/15/21	1,192	1,199,352
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	18,377	19,256,805

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
NCR Corp., Gtd. Notes, 144A	5.750%	09/01/27	11,592	$12,206,204
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	06/01/25	21,850	21,808,188

				142,558,489

Distribution/Wholesale 0.2%
Anixter, Inc.,
Gtd. Notes(a)	5.500	03/01/23	1,975	2,067,282
Gtd. Notes	6.000	12/01/25	11,770	12,584,327
H&E Equipment Services, Inc., Gtd. Notes(a)	5.625	09/01/25	12,925	13,426,603

				28,078,212

Diversified Financial Services 3.1%
Alliance Data Systems Corp., Gtd. Notes, 144A(a)	4.750	12/15/24	19,350	19,075,730
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23	4,000	4,307,890
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	14,515	15,835,738
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	17,325	18,077,608
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	18,325	18,614,035
Gtd. Notes, 144A	8.125	07/15/23	6,750	7,046,286
Gtd. Notes, 144A	9.125	07/15/26	101,097	109,842,273
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000	03/25/20	904	906,653
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23	6,666	6,971,948
Gtd. Notes, 144A	5.500	02/15/24	9,390	10,293,387
Springleaf Finance Corp.,
Gtd. Notes(a)	5.375	11/15/29	20,009	20,450,474
Gtd. Notes	6.625	01/15/28	29,696	32,624,637
Gtd. Notes	6.875	03/15/25	23,675	26,291,089
Gtd. Notes	7.125	03/15/26	62,725	69,600,151

				359,937,899

See Notes to Financial Statements.

PGIM High Yield Fund	21

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 3.1%
Calpine Corp.,
Sr. Unsec’d. Notes(a)	5.750%		01/15/25	128,014	$127,620,969
Sr. Unsec’d. Notes, 144A	5.125		03/15/28	105,850	99,783,819
Keystone & Conemaugh Pass-Through Certificates, Gtd. Notes, 144A	9.000		12/01/23	4,074	4,094,040
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000		06/01/24	8,578	8,057,318
Mirant Corp., Bonds, 144A^	—	(p)	07/15/49	2,675	2,675
NRG Energy, Inc.,
Gtd. Notes(a)	5.750		01/15/28	12,050	12,586,847
Gtd. Notes	6.625		01/15/27	1,610	1,678,522
Gtd. Notes	7.250		05/15/26	5,000	5,302,912
Gtd. Notes, 144A	5.250		06/15/29	6,025	6,286,069
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000		07/31/27	19,710	19,935,613
Gtd. Notes, 144A	5.500		09/01/26	26,180	26,564,244
Gtd. Notes, 144A	5.625		02/15/27	47,450	48,628,589

					360,541,617

Electronics 0.1%
Itron, Inc., Gtd. Notes, 144A	5.000		01/15/26	6,325	6,534,030
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.875		10/15/23	4,893	5,186,565
Gtd. Notes, 144A	5.000		10/01/25	1,800	1,902,059
Gtd. Notes, 144A	5.625		11/01/24	950	1,025,295

					14,647,949

Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500		01/15/26	9,975	10,388,396

Engineering & Construction 0.8%
AECOM,
Gtd. Notes	5.125		03/15/27	39,928	41,305,575
Gtd. Notes(a)	5.875		10/15/24	18,073	19,551,223

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Engineering & Construction (cont’d.)
TopBuild Corp., Gtd. Notes, 144A	5.625%	05/01/26		33,918	$35,422,376

					96,279,174

Entertainment 3.4%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.750	06/15/25		27,020	21,781,287
Gtd. Notes(a)	5.875	11/15/26		53,790	42,941,544
Gtd. Notes(a)	6.125	05/15/27		17,075	13,652,099
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25		63,591	63,019,118
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26		38,443	41,265,506
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(a)	6.250	01/15/27		17,770	18,902,207
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/25		13,431	14,553,169
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		22,938	24,247,806
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27		38,510	39,425,729
Scientific Games International, Inc.,
Gtd. Notes	5.500	02/15/26	EUR	4,850	5,290,322
Gtd. Notes	6.625	05/15/21		27,015	26,977,855
Gtd. Notes, 144A	7.000	05/15/28		10,725	10,464,268
Gtd. Notes, 144A	7.250	11/15/29		11,300	11,030,246
Gtd. Notes, 144A(a)	8.250	03/15/26		41,674	43,031,965
Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	6.750	06/01/27		20,559	21,509,350
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A(a)	5.125	10/01/29		9,020	8,775,447

					406,867,918

Foods 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	4.875	02/15/30		7,400	7,400,000
B&G Foods, Inc.,
Gtd. Notes(a)	5.250	04/01/25		5,202	5,144,159
Gtd. Notes(a)	5.250	09/15/27		23,703	23,067,242

See Notes to Financial Statements.

PGIM High Yield Fund	23

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750%		06/15/25		32,670	$33,548,050
Gtd. Notes, 144A	5.875		07/15/24		7,543	7,734,020
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A(a)	6.500		04/15/29		35,414	38,472,183
Sr. Unsec’d. Notes, 144A(a)	5.500		01/15/30		28,361	30,011,660
Picard Groupe SAS (France), Sr. Sec’d. Notes, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000	(c)	11/30/23	EUR	10,250	10,469,189
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875		09/30/27		42,590	44,197,811
Post Holdings, Inc.,
Gtd. Notes, 144A	5.500		12/15/29		28,399	29,472,164
Gtd. Notes, 144A(a)	5.625		01/15/28		14,777	15,379,435

						244,895,913

Gas 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500		05/20/25		31,780	32,028,894
Sr. Unsec’d. Notes	5.750		05/20/27		28,577	29,718,980
Sr. Unsec’d. Notes	5.875		08/20/26		28,210	29,300,486

						91,048,360

Healthcare-Services 4.1%
Centene Corp., Sr. Unsec’d. Notes, 144A	4.250		12/15/27		10,940	11,287,106
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	6.250		03/31/23		5,367	5,384,711
Encompass Health Corp., Gtd. Notes	4.750		02/01/30		8,370	8,596,249
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	8.500		05/01/26		9,532	9,750,387
HCA, Inc.,
Gtd. Notes(a)	5.375		02/01/25		28,482	31,474,672
Gtd. Notes(a)	5.625		09/01/28		35,812	40,638,381
Gtd. Notes(a)	5.875		02/01/29		28,334	32,728,140
Gtd. Notes(a)	7.500		12/15/23		12,480	14,121,872
MEDNAX, Inc.,
Gtd. Notes, 144A	5.250		12/01/23		3,650	3,573,475
Gtd. Notes, 144A	6.250		01/15/27		18,026	17,344,229

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%(a)	8.500%	12/01/22	50,820	$43,197,667
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	66,733	71,743,442
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A	6.750	07/01/25	12,477	12,279,638
Gtd. Notes, 144A(a)	10.000	04/15/27	15,800	17,462,778
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	29,625	31,065,276
Sr. Sec’d. Notes, 144A	5.125	11/01/27	4,950	5,140,249
Sr. Unsec’d. Notes(a)	6.750	06/15/23	33,539	35,889,888
Sr. Unsec’d. Notes	6.875	11/15/31	20,450	21,226,752
Sr. Unsec’d. Notes(a)	7.000	08/01/25	43,973	45,293,378
Sr. Unsec’d. Notes(a)	8.125	04/01/22	18,196	19,719,379

				477,917,669

Home Builders 5.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	21,144	21,926,168
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	26,936	31,024,350
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	25,591	25,927,074
Gtd. Notes	6.750	03/15/25	11,275	11,637,595
Gtd. Notes, 144A	7.250	10/15/29	35,206	37,344,535
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875	02/15/30	15,675	15,526,004
Gtd. Notes, 144A	6.125	07/01/22	8,725	8,850,220
Gtd. Notes, 144A	6.250	09/15/27	14,175	14,675,826
Gtd. Notes, 144A	6.375	05/15/25	22,275	23,188,280
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	30,388	33,412,983
Forestar Group, Inc.,
Gtd. Notes, 144A	8.000	04/15/24	15,795	17,120,252
Sr. Unsec’d. Notes, 144A	5.000	03/01/28	11,300	11,114,471
KB Home,
Gtd. Notes(a)	4.800	11/15/29	6,125	6,471,815
Gtd. Notes(a)	6.875	06/15/27	25,925	30,670,919
Gtd. Notes	7.000	12/15/21	1,412	1,498,485

See Notes to Financial Statements.

PGIM High Yield Fund	25

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
KB Home, (cont’d.)
Gtd. Notes	7.500%	09/15/22	525	$588,896
Gtd. Notes	7.625	05/15/23	8,400	9,360,550
Lennar Corp.,
Gtd. Notes	4.750	05/30/25	1,224	1,324,831
Gtd. Notes	4.875	12/15/23	4,075	4,361,948
Gtd. Notes	5.250	06/01/26	9,250	10,203,388
Gtd. Notes	5.375	10/01/22	3,675	3,926,515
M/I Homes, Inc.,
Gtd. Notes	5.625	08/01/25	13,591	14,218,166
Gtd. Notes, 144A	4.950	02/01/28	20,675	21,050,948
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	18,025	17,479,144
Sr. Unsec’d. Notes, 144A(a)	5.250	12/15/27	19,725	20,649,255
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	17,910	19,215,387
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	22,873	25,439,335
Gtd. Notes	6.000	06/01/25	14,125	15,938,678
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	15,899	16,128,863
PulteGroup, Inc.,
Gtd. Notes(a)	5.000	01/15/27	8,025	8,823,563
Gtd. Notes	5.500	03/01/26	3,000	3,339,746
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(a)	5.750	01/15/28	5,541	6,130,970
Gtd. Notes, 144A	5.875	01/31/25	42,623	43,796,701
Gtd. Notes, 144A	5.875	06/15/27	33,511	37,568,705
Gtd. Notes, 144A	6.000	09/01/23	9,871	10,238,476
Gtd. Notes, 144A	6.625	07/15/27	37,256	40,352,717
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	19,904	21,491,149
Gtd. Notes, 144A	5.875	04/15/23	7,469	8,034,310
William Lyon Homes, Inc., Gtd. Notes	7.000	08/15/22	1,406	1,405,054

				651,456,272

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Household Products/Wares 0.1%
Spectrum Brands, Inc.,
Gtd. Notes(a)	5.750%	07/15/25	11,552	$11,857,514
Gtd. Notes, 144A(a)	5.000	10/01/29	3,525	3,642,161

				15,499,675

Housewares 0.2%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	5.250	12/15/26	8,632	9,161,009
Gtd. Notes, 144A(a)	4.500	10/15/29	13,846	14,369,477

				23,530,486

Internet 0.6%
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes(a)	6.000	04/01/23	9,595	9,798,675
Gtd. Notes	6.375	05/15/25	8,901	9,088,257
Gtd. Notes, 144A(a)	5.750	01/15/27	53,032	54,102,899

				72,989,831

Iron/Steel 0.5%
Cleveland-Cliffs, Inc.,
Gtd. Notes(a)	5.750	03/01/25	5,411	4,945,405
Gtd. Notes, 144A	5.875	06/01/27	59,620	50,219,698

				55,165,103

Lodging 0.5%
Marriott Ownership Resorts, Inc., Gtd. Notes, 144A	4.750	01/15/28	6,450	6,437,403
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	675	708,818
Gtd. Notes(a)	5.500	04/15/27	17,673	19,415,571
Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28	10,775	10,279,098
Wyndham Destinations, Inc., Sr. Sec’d. Notes, 144A	4.625	03/01/30	9,375	9,465,439
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/29	16,750	16,407,195

				62,713,524

See Notes to Financial Statements.

PGIM High Yield Fund	27

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.5%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500%	06/15/23	8,177	$8,397,902
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	47,128	48,070,560

				56,468,462

Media 6.3%
AMC Networks, Inc., Gtd. Notes(a)	4.750	08/01/25	11,995	11,954,603
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.125	02/15/23	7,086	7,146,514
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	15,125	15,590,083
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	29,580	30,768,707
Sr. Unsec’d. Notes, 144A(a)	5.125	05/01/23	7,730	7,833,473
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	37,028	39,460,555
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26	2,685	2,799,543
Sr. Unsec’d. Notes, 144A(a)	5.875	05/01/27	10,892	11,336,377
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A	9.250	02/15/24	162,709	173,229,019
Sr. Sec’d. Notes, 144A(a)	5.125	08/15/27	4,140	4,158,302
CSC Holdings LLC,
Gtd. Notes, 144A(a)	5.375	02/01/28	11,490	11,962,164
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	18,372	20,714,151
Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	6.750	07/01/26	19,579	20,351,574
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(a)	6.625	08/15/27	101,985	82,596,382
Sr. Sec’d. Notes, 144A	5.375	08/15/26	23,525	21,702,335
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	63,040	67,798,523
Entercom Media Corp.,
Gtd. Notes, 144A(a)	7.250	11/01/24	7,146	7,522,195
Sec’d. Notes, 144A(a)	6.500	05/01/27	18,485	19,432,753
Gray Television, Inc.,
Gtd. Notes, 144A	5.125	10/15/24	2,408	2,470,594
Gtd. Notes, 144A(a)	5.875	07/15/26	18,683	19,294,227
Gtd. Notes, 144A	7.000	05/15/27	8,439	9,154,014
iHeartCommunications, Inc., Gtd. Notes	8.375	05/01/27	17,762	19,295,960

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375%	08/15/27	7,675	$8,079,283
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	5.625	08/01/24	17,264	17,789,476
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	12,231	13,059,932
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	17,849	17,920,549
Sr. Unsec’d. Notes, 144A(a)	6.875	02/15/23	29,829	30,000,349
Scripps Escrow, Inc., Gtd. Notes, 144A(a)	5.875	07/15/27	6,370	6,609,288
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	2,275	2,376,724
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	05/15/23	24,350	23,600,155
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	19,472	18,338,874
Sr. Sec’d. Notes, 144A(a)	6.750	09/15/22	3,108	3,147,921
Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22	650	672,201

				748,166,800

Metal Fabricate/Hardware 0.1%
TriMas Corp., Gtd. Notes, 144A	4.875	10/15/25	4,730	4,841,868
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	6,841	7,160,812

				12,002,680

Mining 2.2%
Constellium SE,
Gtd. Notes, 144A(a)	5.875	02/15/26	18,827	19,125,249
Gtd. Notes, 144A(a)	6.625	03/01/25	18,060	18,583,602
Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	21,750	23,599,972
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	6.500	03/01/24	19,010	17,813,524
Gtd. Notes, 144A(a)	6.875	03/01/26	13,159	12,293,986
Gtd. Notes, 144A(a)	7.500	04/01/25	24,290	22,477,202

See Notes to Financial Statements.

PGIM High Yield Fund	29

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes(a)	3.550%	03/01/22		3,329	$3,363,907
Gtd. Notes	3.875	03/15/23		17,495	17,611,372
Gtd. Notes	4.550	11/14/24		16,821	17,350,439
Hecla Mining Co., Gtd. Notes	7.250	02/15/28		14,275	14,027,647
IAMGOLD Corp. (Canada), Gtd. Notes, 144A(a)	7.000	04/15/25		27,242	27,966,023
New Gold, Inc. (Canada),
Gtd. Notes, 144A(a)	6.250	11/15/22		22,213	22,374,071
Gtd. Notes, 144A(a)	6.375	05/15/25		16,030	15,735,555
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		5,575	5,478,285
Gtd. Notes, 144A(a)	5.875	09/30/26		22,283	23,044,441

					260,845,275

Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27		7,700	8,169,451
Sr. Unsec’d. Notes, 144A	4.625	05/15/30		14,630	14,718,905
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24		12,225	11,490,504

					34,378,860

Oil & Gas 6.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	(d)	103,934	222,670
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25		58,335	30,016,898
Gtd. Notes	5.125	12/01/22		19,473	12,118,698
Gtd. Notes	5.375	11/01/21		17,032	14,189,479
Gtd. Notes	5.625	06/01/23		38,190	20,730,890
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26		36,718	23,109,690
Sr. Unsec’d. Notes, 144A	10.000	04/01/22		50,470	43,058,165
Centennial Resource Production LLC, Gtd. Notes, 144A(a)	5.375	01/15/26		6,886	5,986,240

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Chesapeake Energy Corp.,
Gtd. Notes	4.875%	04/15/22	5,725	$3,482,084
Sec’d. Notes, 144A(a)	11.500	01/01/25	49,550	28,662,599
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	29,750	30,936,963
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	25,284	23,160,949
Gtd. Notes, 144A	7.250	03/14/27	49,239	36,487,055
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	7,437	7,155,295
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	4,350	3,806,308
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes(a)	7.875	08/15/25	23,275	16,117,240
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	32,965	32,365,675
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	43,492	15,237,398
Gtd. Notes, 144A	7.375	05/15/24	12,785	4,582,574
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A(a)	5.000	12/01/24	3,100	2,464,944
Sr. Unsec’d. Notes, 144A(a)	5.750	10/01/25	20,598	16,613,322
Sr. Unsec’d. Notes, 144A(a)	6.250	11/01/28	21,614	15,744,883
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24	12,960	12,273,157
Sr. Unsec’d. Notes, 144A	7.125	02/01/27	15,685	14,797,483
Nabors Industries Ltd.,
Gtd. Notes, 144A(a)	7.250	01/15/26	9,100	8,363,101
Gtd. Notes, 144A	7.500	01/15/28	19,035	18,302,797
Nabors Industries, Inc., Gtd. Notes(a)	5.750	02/01/25	47,803	34,268,462
Precision Drilling Corp. (Canada),
Gtd. Notes(a)	5.250	11/15/24	20,000	17,683,869
Gtd. Notes(a)	7.750	12/15/23	5,650	5,537,000
Gtd. Notes, 144A(a)	7.125	01/15/26	28,993	26,741,838
Range Resources Corp.,
Gtd. Notes(a)	4.875	05/15/25	33,625	21,279,494
Gtd. Notes	5.000	08/15/22	1,600	1,332,210
Gtd. Notes(a)	5.000	03/15/23	18,006	13,051,649
Gtd. Notes(a)	5.875	07/01/22	8,090	6,914,716
Gtd. Notes, 144A(a)	9.250	02/01/26	22,675	15,388,094

See Notes to Financial Statements.

PGIM High Yield Fund	31

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375%	09/30/25	1,410	$1,291,357
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes^	6.500	07/15/22	1,800	18
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.875	01/15/23	824	822,487
Gtd. Notes	5.500	02/15/26	11,550	11,669,439
Gtd. Notes	5.875	03/15/28	1,525	1,571,173
Transocean Pontus Ltd., Sr. Sec’d. Notes, 144A	6.125	08/01/25	3,173	3,202,922
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	38,028	31,467,616
Gtd. Notes, 144A(a)	7.500	01/15/26	30,108	24,249,394
Gtd. Notes, 144A	8.000	02/01/27	25,795	21,603,219
Valaris PLC,
Sr. Unsec’d. Notes(a)	5.750	10/01/44	6,475	1,977,911
Sr. Unsec’d. Notes	7.375	06/15/25	1,250	586,192
Sr. Unsec’d. Notes(a)	7.750	02/01/26	48,186	18,989,660
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	8,200	8,239,115
Sr. Unsec’d. Notes(a)	5.250	10/15/27	28,350	27,937,045
Sr. Unsec’d. Notes	5.750	06/01/26	6,445	6,400,443
Sr. Unsec’d. Notes	8.250	08/01/23	4,165	4,638,919

				746,830,799

Oil & Gas Services 0.0%
Nine Energy Service, Inc., Gtd. Notes, 144A(a)	8.750	11/01/23	6,325	5,026,943

Packaging & Containers 0.3%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(a)	6.500	06/30/27	20,675	20,870,636
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25	2,561	2,826,316
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Gtd. Notes, 144A(a)	7.000	07/15/24	16,235	16,411,861

				40,108,813

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 1.5%
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500%		01/31/27		12,005	$13,192,113
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000		01/30/28		16,525	16,286,226
Gtd. Notes, 144A	5.250		01/30/30		16,485	16,296,265
Gtd. Notes, 144A	5.500		03/01/23		2,306	2,312,414
Gtd. Notes, 144A	5.875		05/15/23		538	539,675
Gtd. Notes, 144A(a)	6.125		04/15/25		58,106	59,272,099
Gtd. Notes, 144A	7.000		01/15/28		14,300	15,310,139
Gtd. Notes, 144A(a)	7.250		05/30/29		21,225	23,198,649
Sr. Sec’d. Notes, 144A(a)	5.750		08/15/27		3,895	4,143,464
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A(a)	6.000		07/15/23		7,367	5,819,007
Gtd. Notes, 144A(a)	6.000		02/01/25		21,080	15,591,960

						171,962,011

Pipelines 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes(a)	5.375		09/15/24		4,075	3,085,016
Gtd. Notes, 144A(a)	5.750		01/15/28		35,170	24,177,851
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500		03/15/26		9,925	8,131,002
DCP Midstream Operating LP,
Gtd. Notes	5.125		05/15/29		4,968	4,885,835
Gtd. Notes, 144A	6.450		11/03/36		3,455	3,602,188
Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125	(ff)	—	(rr)	17,725	16,742,713
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	7.000		06/15/23		16,670	17,073,843
Gtd. Notes	7.000		08/01/27		14,015	14,585,662
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A(a)	4.875		08/15/27		4,775	5,264,838
Sr. Unsec’d. Notes, 144A	7.768		12/15/37		10,100	13,859,366
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875		04/15/40		39,253	40,425,990
Sr. Unsec’d. Notes, 144A	7.500		07/15/38		690	747,999
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500		09/15/24		10,050	9,341,313

See Notes to Financial Statements.

PGIM High Yield Fund	33

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.) Gtd. Notes, 144A(a)	5.500%	01/15/28	35,746	$31,836,213
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	4.250	11/15/23	8,439	8,358,165
Gtd. Notes	5.125	02/01/25	2,350	2,370,117
Gtd. Notes	6.750	03/15/24	4,900	5,002,707

				209,490,818

Real Estate 1.0%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	35,092	35,224,419
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	38,206	39,499,394
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375	03/15/25	7,620	7,782,456
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	42,017	41,053,998

				123,560,267

Real Estate Investment Trusts (REITs) 1.0%
Diversified Healthcare Trust, Sr. Unsec’d. Notes(a)	6.750	12/15/21	5,475	5,754,915
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	14,202	16,034,612
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	7,250	7,593,785
Gtd. Notes(a)	4.500	01/15/28	20,429	20,942,920
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(a)	5.000	10/15/27	21,935	22,917,859
Sabra Health Care LP, Gtd. Notes(a)	5.125	08/15/26	5,886	6,547,806
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	20,305	20,537,108
Gtd. Notes, 144A	4.625	12/01/29	16,370	16,928,338

				117,257,343

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 3.9%
Beacon Roofing Supply, Inc., Gtd. Notes, 144A(a)	4.875%	11/01/25	11,709	$11,365,335
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	6,104	6,402,964
CEC Entertainment, Inc., Gtd. Notes(a)	8.000	02/15/22	30,235	29,525,784
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	20,475	21,320,945
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	16,853	14,128,239
Sr. Unsec’d. Notes	6.500	05/01/21	19,277	16,577,246
Sr. Unsec’d. Notes	6.750	01/15/22	19,912	16,794,388
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	34,212	13,424,268
Sr. Unsec’d. Notes(a)	8.625	06/15/20	63,243	27,076,935
Golden Nugget, Inc.,
Gtd. Notes, 144A(a)	8.750	10/01/25	46,158	46,532,461
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	27,726	27,273,740
L Brands, Inc., Gtd. Notes	5.625	10/15/23	5,250	5,655,753
Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000	07/15/27	48,497	40,448,686
PetSmart, Inc.,
Gtd. Notes, 144A	7.125	03/15/23	12,907	12,617,234
Sr. Sec’d. Notes, 144A	5.875	06/01/25	29,714	29,903,132
Rite Aid Corp.,
Gtd. Notes, 144A	6.125	04/01/23	32,975	29,868,357
Sr. Sec’d. Notes, 144A(a)	7.500	07/01/25	11,980	11,964,589
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	39,548	40,121,225
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500	06/01/24	14,947	15,016,262
Sr. Unsec’d. Notes	5.750	03/01/25	9,405	9,509,682
Sr. Unsec’d. Notes(a)	5.875	03/01/27	12,183	12,457,739
Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000	07/15/26	15,325	16,428,093

				454,413,057

See Notes to Financial Statements.

PGIM High Yield Fund	35

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors 0.1%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	6,125	$6,512,345

Software 1.5%
Dun & Bradstreet Corp. (The), Sr. Sec’d. Notes, 144A(a)	6.875	08/15/26	7,640	8,166,653
Infor US, Inc., Gtd. Notes(a)	6.500	05/15/22	92,727	93,127,377
RP Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	26,901	27,835,497
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A	11.375	12/01/21	41,286	42,460,174

				171,589,701

Telecommunications 7.7%
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A(a)	6.875	09/15/27	18,485	19,827,766
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39	19,868	21,218,443
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	18,030	18,707,755
Sr. Unsec’d. Notes, Series U(a)	7.650	03/15/42	24,283	26,117,754
Sr. Unsec’d. Notes, Series V	5.625	04/01/20	1,085	1,087,188
CommScope Technologies LLC,
Gtd. Notes, 144A(a)	5.000	03/15/27	3,000	2,661,711
Gtd. Notes, 144A(a)	6.000	06/15/25	33,507	31,495,906
CommScope, Inc.,
Gtd. Notes, 144A(a)	5.500	06/15/24	10,760	10,228,665
Gtd. Notes, 144A(a)	8.250	03/01/27	11,210	11,299,083
Sr. Sec’d. Notes, 144A(a)	6.000	03/01/26	21,072	21,657,687
Connect Finco SARL/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	10/01/26	19,750	20,098,498
Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes, 144A(a)	8.250	12/30/22	40,115	26,297,035
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A	8.250	09/30/22	23,322	5,879,448
Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 2.000%	9.125	04/01/24	62,089	10,189,926
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia), Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	11,150	11,228,600

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750%	03/01/23	87,609	$56,392,297
Sr. Unsec’d. Notes, 144A(a)	6.000	04/15/21	42,820	34,035,031
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	108,449	115,548,464
Front Range BidCo, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/01/28	11,525	11,366,531
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes(a)	5.500	08/01/23	39,260	33,802,549
Gtd. Notes, 144A(a)	9.750	07/15/25	88,532	78,350,820
Sr. Sec’d. Notes, 144A	8.000	02/15/24	14,181	14,538,393
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(a)	8.125	06/01/23	37,260	15,457,475
Intrado Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	77,273	52,101,753
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	34,514	34,497,620
Sprint Capital Corp.,
Gtd. Notes(a)	6.875	11/15/28	16,317	19,370,130
Gtd. Notes(a)	8.750	03/15/32	52,747	73,310,615
Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20	1,000	1,000,000
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	530	602,439
Gtd. Notes	7.625	02/15/25	42,223	48,959,686
Gtd. Notes(a)	7.875	09/15/23	3,450	3,950,572
T-Mobile USA, Inc., Gtd. Notes	6.375	03/01/25	38	39,127
Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	74,909	76,699,218
Ypso Finance Bis SA (Luxembourg), Gtd. Notes, 144A(a)	6.000	02/15/28	2,965	2,842,535

				910,860,720

Toys/Games/Hobbies 0.0%
Mattel, Inc., Gtd. Notes, 144A(a)	5.875	12/15/27	2,900	3,034,038

See Notes to Financial Statements.

PGIM High Yield Fund	37

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 0.5%
XPO Logistics, Inc.,
Gtd. Notes, 144A(a)	6.125%	09/01/23	6,475	$6,631,976
Gtd. Notes, 144A	6.500	06/15/22	7,952	7,974,706
Gtd. Notes, 144A	6.750	08/15/24	40,268	42,541,211

				57,147,893

TOTAL CORPORATE BONDS (cost $9,352,028,229)				9,164,559,592

			Shares

COMMON STOCKS 0.7%

Chemicals 0.0%
Hexion Holdings Corp. (Class B Stock)*			339,630	3,752,912

Electric Utilities 0.6%
GenOn Energy Holdings, Inc. (Class A Stock)*^			193,537	39,675,085
Keycon Power Holdings LLC*			81,888	25,385,280

				65,060,365

Independent Power & Renewable Electricity Producers 0.1%
Vistra Energy Corp.			342,429	6,584,910

Media 0.0%
Mood Media Corp.*^			669,375	134
Mood Media Corp.*^			546,428	109

				243

Oil, Gas & Consumable Fuels 0.0%
Ascent Resources - Marcellus LLC (Class A Stock)*^			35,140	8,785
Frontera Energy Corp. (Colombia)			55,828	306,713

				315,498

TOTAL COMMON STOCKS (cost $49,584,509)				75,713,928

See Notes to Financial Statements.

38

Description	Shares	Value

PREFERRED STOCKS 0.0%

Capital Markets 0.0%
Goldman Sachs Group, Inc. (The) Series K, 6.375%	87,000	$2,335,080

Construction Materials 0.0%
New Millennium Homes LLC*^	2,000	38,000

Media 0.0%
Adelphia Communications Corp.^	20,000	20

TOTAL PREFERRED STOCKS (cost $2,193,416)		2,373,100

	Units

WARRANTS* 0.0%

Chemicals 0.0%
Hercules, Inc., expiring 03/31/29	230	—

Oil, Gas & Consumable Fuels 0.0%
Ascent Resources - Marcellus LLC, 2nd Lien Tranche A, expiring 03/30/23^	229,837	23
Ascent Resources - Marcellus LLC, 2nd Lien Tranche B, expiring 03/30/23^	178,762	18

		41

TOTAL WARRANTS (cost $52,352)		41

TOTAL LONG-TERM INVESTMENTS (cost $11,084,318,879)		10,910,307,394

	Shares

SHORT-TERM INVESTMENTS 23.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	888,001,054	888,001,054

See Notes to Financial Statements.

PGIM High Yield Fund	39

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $1,896,959,565; includes $1,894,200,478 of cash collateral for securities on loan)(b)(w)	1,896,935,022	$1,896,935,022

TOTAL SHORT-TERM INVESTMENTS (cost $2,784,960,619)		2,784,936,076

TOTAL INVESTMENTS 116.0% (cost $13,869,279,498)		13,695,243,470
Liabilities in excess of other assets(z) (16.0)%		(1,884,560,741)

NET ASSETS 100.0%		$11,810,682,729

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CLO—Collateralized Loan Obligation

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $245,613,202 and 2.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,838,166,137; cash collateral of $1,894,200,478 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2020.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of February 29, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

40

Futures contracts outstanding at February 29, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
3,343	2 Year U.S. Treasury Notes	Jun. 2020	$729,870,925	$6,033,709
2,077	5 Year U.S. Treasury Notes	Jun. 2020	254,951,750	4,724,552
3,952	10 Year U.S. Treasury Notes	Jun. 2020	532,532,000	13,860,798
363	20 Year U.S. Treasury Bonds	Jun. 2020	61,800,750	2,251,466

				26,870,525

	Short Positions:
1	5 Year Euro-Bobl	Mar. 2020	149,762	(1,370)
2	5 Year Euro-Bobl	Jun. 2020	300,274	(1,155)
1	10 Year Euro-Bund	Jun. 2020	192,849	(2,694)
213	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	44,197,500	(1,185,944)

				(1,191,163)

				$25,679,362

Forward foreign currency exchange contracts outstanding at February 29, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro, Expiring 03/03/20	UBS AG	EUR	14,169	$15,340,538	$15,646,323	$305,785	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/03/20	JPMorgan Chase Bank, N.A.	EUR	2,072	$2,301,570	$2,287,888	$13,682	$—
Expiring 03/03/20	UBS AG	EUR	12,097	13,371,250	13,358,435	12,815	—
Expiring 04/02/20	UBS AG	EUR	14,169	15,369,174	15,676,837	—	(307,663)

				$31,041,994	$31,323,160	26,497	(307,663)

						$332,282	$(307,663)

See Notes to Financial Statements.

PGIM High Yield Fund	41

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Credit default swap agreements outstanding at February 29, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at February 29, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.HY.33.V2	12/20/24	5.000%(Q)	827,115	$(69,785,997)	$(50,440,661)	$19,345,336

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

42

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$38,223,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Collateralized Loan Obligations	$—	$849,608,449	$—
Bank Loans	—	612,163,949	205,888,335
Corporate Bonds	—	9,164,556,899	2,693
Common Stocks	10,644,535	25,385,280	39,684,113
Preferred Stocks	2,335,080	—	38,020
Warrants	—	—	41
Affiliated Mutual Funds	2,784,936,076	—	—

Total	$2,797,915,691	$10,651,714,577	$245,613,202

Other Financial Instruments*
Assets
Futures Contracts	$26,870,525	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	332,282	—
Centrally Cleared Credit Default Swap Agreement	—	19,345,336	—

Total	$26,870,525	$19,677,618	$—

Liabilities
Futures Contracts	$(1,191,163)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(307,663)	—

Total	$(1,191,163)	$(307,663)	$—

See Notes to Financial Statements.

PGIM High Yield Fund	43

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 08/31/19	$114,718,037	$2,693	$55,146,675	$40,020	$42,137
Realized gain (loss)	5,287	—	(289)	—	—
Change in unrealized appreciation (depreciation)	(3,253,676)	—	1,358,685	(2,000)	(42,096)
Purchases/Exchanges/Issuances	87,985,619	—	—	—	—
Sales/Paydowns	(1,888,140)	—	—	—	—
Accrued discount/premium	165,063	—	—	—	—
Transfers into Level 3	22,972,895	—	—	—	—
Transfers out of Level 3	(14,816,750)	—	(16,820,958)	—	—

Balance as of 02/29/20	$205,888,335	$2,693	$39,684,113	$38,020	$41

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(3,253,676)	$—	$1,358,685	$(2,000)	$(42,096)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of February 29, 2020	Valuation Methodology	Unobservable Inputs
Bank Loans	$205,888,335	Market Approach	Single broker indicative quote
Corporate Bonds	2,693	Formula Pricing	Estimated Future Distributions
Common Stocks	243	Stale pricing	Unadjusted last trade price
Common Stocks	39,675,085	Market Approach	Single broker indicative quote
Common Stocks	8,785	Formula Pricing	Estimated Recovery Value
Preferred Stocks	38,020	Formula Pricing	Estimated Future Distributions
Warrants	41	Formula Pricing	Estimated Recovery Value

	$245,613,202

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$14,816,750	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$22,972,895	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote
Common Stocks	$537,618	L3 to L1	Stale Price to Official Close

See Notes to Financial Statements.

44

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$16,283,340	L3 to L2	Single Broker Indicative Quote to Evaluated Mean

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2020 were as follows:

Affiliated Mutual Funds (16.0% represents investments purchased with collateral from securities on loan)	23.6%
Telecommunications	8.3
Oil & Gas	7.4
Collateralized Loan Obligations	7.2
Media	6.4
Home Builders	5.5
Chemicals	4.5
Healthcare-Services	4.3
Retail	4.2
Commercial Services	4.0
Entertainment	3.9
Electric	3.5
Diversified Financial Services	3.1
Software	2.7
Mining	2.5
Aerospace & Defense	2.5
Computers	2.1
Foods	2.1
Auto Parts & Equipment	1.9
Pipelines	1.8
Pharmaceuticals	1.6
Auto Manufacturers	1.6
Building Materials	1.5
Real Estate	1.0
Real Estate Investment Trusts (REITs)	1.0
Engineering & Construction	0.8
Gas	0.8
Advertising	0.7
Internet	0.6
Electric Utilities	0.6

Lodging	0.5%
Transportation	0.5
Machinery-Diversified	0.5
Iron/Steel	0.5
Agriculture	0.4
Packaging & Containers	0.3
Miscellaneous Manufacturing	0.3
Banks	0.2
Distribution/Wholesale	0.2
Housewares	0.2
Household Products/Wares	0.1
Electronics	0.1
Insurance	0.1
Metal Fabricate/Hardware	0.1
Energy-Alternate Sources	0.1
Independent Power & Renewable Electricity Producers	0.1
Semiconductors	0.1
Oil & Gas Services	0.0	*
Toys/Games/Hobbies	0.0	*
Capital Markets	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Construction Materials	0.0	*

	116.0
Liabilities in excess of other assets	(16.0)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the

See Notes to Financial Statements.

PGIM High Yield Fund	45

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$19,345,336	*	—	$—
Equity contracts	Unaffiliated investments	41		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	332,282		Unrealized depreciation on OTC forward foreign currency exchange contracts	307,663
Interest rate contracts	Due from/to broker—variation margin futures	26,870,525	*	Due from/to broker-variation margin futures	1,191,163	*

		$46,548,184			$1,498,826

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$5,330,339
Foreign exchange contracts	—	304,287	—
Interest rate contracts	(5,331,920)	—	—

Total	$(5,331,920)	$304,287	$5,330,339

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$19,462,118
Equity contracts	(42,096)	—	—	—

See Notes to Financial Statements.

46

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$—	$(181,236)	$—
Interest rate contracts	—	23,903,396	—	—

Total	$(42,096)	$23,903,396	$(181,236)	$19,462,118

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended February 29, 2020, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)
$1,301,148,815	$49,574,772	$14,057,560

Forward Foreign Currency Exchange Contracts—Sold(2)	Credit Default Swap Agreements— Buy Protection(1)
$28,297,232	$346,733,333

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$1,838,166,137	$(1,838,166,137)	$—

See Notes to Financial Statements.

PGIM High Yield Fund	47

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
JPMorgan Chase Bank, N.A.	$13,682	$—	$13,682	$—	$13,682
UBS AG	318,600	(307,663)	10,937	(10,937)	—

	$332,282	$(307,663)	$24,619	$(10,937)	$13,682

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

48

Statement of Assets and Liabilities (unaudited)

as of February 29, 2020

Assets
Investments at value, including securities on loan of $1,838,166,137:
Unaffiliated investments (cost $11,084,318,879)	$10,910,307,394
Affiliated investments (cost $2,784,960,619)	2,784,936,076
Cash	12,646,224
Foreign currency, at value (cost $144,679)	147,239
Dividends and interest receivable	171,416,800
Receivable for Fund shares sold	141,450,077
Receivable for investments sold	46,274,800
Deposit with broker for centrally cleared/exchange-traded derivatives	38,223,000
Due from broker—variation margin futures	10,299,317
Due from broker—variation margin swaps	1,679,113
Unrealized appreciation on OTC forward foreign currency exchange contracts	332,282
Prepaid expenses and other assets	77,295

Total Assets	14,117,789,617

Liabilities
Payable to broker for collateral for securities on loan	1,894,200,478
Payable for investments purchased	215,692,883
Payable for Fund shares reacquired	179,819,656
Dividends payable	8,744,964
Accrued expenses and other liabilities	4,038,265
Management fee payable	3,541,044
Distribution fee payable	582,592
Unrealized depreciation on OTC forward foreign currency exchange contracts	307,663
Affiliated transfer agent fee payable	179,163
Affiliated shareholder servicing fees payable	180

Total Liabilities	2,307,106,888

Net Assets	$11,810,682,729

Net assets were comprised of:
Common stock, at par	$21,743,218
Paid-in capital in excess of par	11,922,616,225
Total distributable earnings (loss)	(133,676,714)

Net assets, February 29, 2020	$11,810,682,729

See Notes to Financial Statements.

PGIM High Yield Fund	49

Statement of Assets and Liabilities (unaudited)

as of February 29, 2020

Class A
Net asset value and redemption price per share, ($1,550,934,287 ÷ 285,835,246 shares of common stock issued and outstanding)	$5.43
Maximum sales charge (3.25% of offering price)	0.18

Maximum offering price to public	$5.61

Class B
Net asset value, offering price and redemption price per share,
($58,594,760 ÷ 10,811,772 shares of common stock issued and outstanding)	$5.42

Class C
Net asset value, offering price and redemption price per share,
($248,142,497 ÷ 45,791,369 shares of common stock issued and outstanding)	$5.42

Class R
Net asset value, offering price and redemption price per share,
($75,740,239 ÷ 13,965,025 shares of common stock issued and outstanding)	$5.42

Class Z
Net asset value, offering price and redemption price per share,
($5,888,206,286 ÷ 1,082,781,398 shares of common stock issued and outstanding)	$5.44

Class R2
Net asset value, offering price and redemption price per share,
($9,003,043 ÷ 1,657,454 shares of common stock issued and outstanding)	$5.43

Class R4
Net asset value, offering price and redemption price per share,
($15,653,747 ÷ 2,882,941 shares of common stock issued and outstanding)	$5.43

Class R6
Net asset value, offering price and redemption price per share,
($3,964,407,870 ÷ 730,596,581 shares of common stock issued and outstanding)	$5.43

See Notes to Financial Statements.

50

Statement of Operations (unaudited)

Six Months Ended February 29, 2020

Net Investment Income (Loss)
Income
Interest income	$360,789,280
Affiliated dividend income	7,944,559
Income from securities lending, net (including affiliated income of $1,803,595)	3,272,237
Unaffiliated dividend income (net of $2,601 foreign withholding tax)	169,751

Total income	372,175,827

Expenses
Management fee	20,852,652
Distribution fee(a)	3,891,892
Shareholder servicing fees (including affiliated expense of $486)(a)	10,991
Transfer agent’s fees and expenses (including affiliated expense of $451,063)(a)	5,112,211
Custodian and accounting fees	351,617
Shareholders’ reports	272,211
Registration fees(a)	236,465
SEC registration fees	205,170
Directors’ fees	63,659
Legal fees and expenses	31,504
Audit fee	20,799
Miscellaneous	66,057

Total expenses	31,115,228
Less: Fee waiver and/or expense reimbursement(a)	(15,098)
Distribution fee waiver(a)	(94,425)

Net expenses	31,005,705

Net investment income (loss)	341,170,122

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,756)	49,953,328
Futures transactions	(5,331,920)
Forward currency contract transactions	304,287
Swap agreement transactions	5,330,339
Foreign currency transactions	(12,206)

50,243,828

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(212,836))	(234,646,969)
Futures	23,903,396
Forward currency contracts	(181,236)
Swap agreements	19,462,118
Foreign currencies	15,745

(191,446,946)

Net gain (loss) on investment and foreign currency transactions	(141,203,118)

Net Increase (Decrease) In Net Assets Resulting From Operations	$199,967,004

See Notes to Financial Statements.

PGIM High Yield Fund	51

Statement of Operations (unaudited)

Six Months Ended February 29, 2020

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	2,144,057	265,003	1,189,229	283,274	—	10,329	—	—
Shareholder servicing fees	—	—	—	—	—	4,132	6,859	—
Transfer agent’s fees and expenses	1,190,306	49,664	91,211	59,407	3,683,121	6,229	8,314	23,959
Registration fees	29,058	7,998	12,443	9,462	115,516	9,570	9,570	42,848
Fee waiver and/or expense reimbursement	—	—	—	—	—	(8,812)	(6,286)	—
Distribution fee waiver	—	—	—	(94,425)	—	—	—	—

See Notes to Financial Statements.

52

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2020	Year Ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$341,170,122	$501,900,417
Net realized gain (loss) on investment and foreign currency transactions	50,243,828	44,161,815
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(191,446,946)	87,278,532

Net increase (decrease) in net assets resulting from operations	199,967,004	633,340,764

Dividends and Distributions
Distributions from distributable earnings
Class A	(50,938,898)	(86,195,898)
Class B	(1,914,170)	(5,683,691)
Class C	(6,224,624)	(12,778,038)
Class R	(2,134,412)	(4,198,997)
Class Z	(171,747,736)	(257,568,473)
Class R2	(240,488)	(378,803)
Class R4	(416,424)	(287,969)
Class R6	(112,015,649)	(161,233,775)

	(345,632,401)	(528,325,644)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,674,651,256	4,500,624,470
Net asset value of shares issued in reinvestment of dividends and distributions	301,251,929	469,792,599
Cost of shares reacquired	(1,782,941,448)	(2,835,520,016)

Net increase (decrease) in net assets from Fund share transactions	2,192,961,737	2,134,897,053

Total increase (decrease)	2,047,296,340	2,239,912,173

Net Assets:
Beginning of period	9,763,386,389	7,523,474,216

End of period	$11,810,682,729	$9,763,386,389

See Notes to Financial Statements.

PGIM High Yield Fund	53

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Company consists of two funds: PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund. These financial statements relate only to the PGIM High Yield Fund (the “Fund”).

The investment objective of the Fund is to maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

54

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach

PGIM High Yield Fund	55

Notes to Financial Statements (unaudited) (continued)

when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

56

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund

PGIM High Yield Fund	57

Notes to Financial Statements (unaudited) (continued)

enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued

58

in the bank loan market. The Fund acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

PGIM High Yield Fund	59

Notes to Financial Statements (unaudited) (continued)

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

60

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on consolidated financial statements.

As of February 29, 2020, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

PGIM High Yield Fund	61

Notes to Financial Statements (unaudited) (continued)

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends.

62

Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the

PGIM High Yield Fund	63

Notes to Financial Statements (unaudited) (continued)

management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through PGIM Fixed Income and PGIM Limited, each of which is a business unit of PGIM, Inc. The subadvisory agreement provide that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $250 million, 0.475% of the next $500 million, 0.45% of the next $750 million, 0.425% of the next $500 million, 0.40% of the next $500 million, 0.375% of the next $500 million and 0.35% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.37% for the reporting period ended February 29, 2020.

The Manager has contractually agreed, through December 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 0.91% of average daily net assets for Class R2 shares, or 0.66% of average daily net assets for Class R4 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the

64

Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 0.75%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through December 31, 2020 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended February 29, 2020, PIMS received $1,400,458 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended February 29, 2020, PIMS received $5,333, $6,506 and $13,279 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from

PGIM High Yield Fund	65

Notes to Financial Statements (unaudited) (continued)

such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended February 29, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 29, 2020, were $4,343,388,016 and $2,189,934,791, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended February 29, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$705,006,288	$2,142,136,841	$1,959,142,075	$—	$—	$888,001,054	888,001,054	$7,944,559
PGIM Institutional Money Market Fund*
1,562,004,458	1,540,931,452	1,205,789,808	(212,836)	1,756	1,896,935,022	1,896,935,022	1,803,595	**

$2,267,010,746	$3,683,068,293	$3,164,931,883	$(212,836)	$1,756	$2,784,936,076		$9,748,154

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

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5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2020 were as follows:

Tax Basis	$13,872,871,272

Gross Unrealized Appreciation	404,397,927
Gross Unrealized Depreciation	(536,976,412)

Net Unrealized Depreciation	$(132,578,485)

The book basis may differ from tax basis due to certain tax-related adjustments.

As of August 31, 2019, the Fund has a capital loss carryforward of approximately $47,532,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more (prior to July 15, 2019, $500,000 or more on or after July 15, 2019) of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

PGIM High Yield Fund	67

Notes to Financial Statements (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6 billion shares of common stock, $0.01 par value per share, designated as shares of the Fund. This shares are further classified and designated as follows:

Class A	665,000,000
Class B	50,000,000
Class C	200,000,000
Class R	150,000,000
Class Z	2,250,000,000
Class T	300,000,000
Class R2	100,000,000
Class R4	100,000,000
Class R6	1,000,000,000

The Fund currently does not have any Class T shares outstanding.

As of February 29, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	142,199	—%*
Class R	1,556,525	11%
Class Z	610,491	—%*
Class R2	2,059	—%*
Class R4	2,071	—%*
Class R6	28,107,033	4%

*	Amount represents less than 1% of outstanding shares.

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	4	53%

68

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 29, 2020:
Shares sold	47,757,792	$263,739,805
Shares issued in reinvestment of dividends and distributions	8,117,835	44,655,037
Shares reacquired	(82,287,955)	(455,864,442)

Net increase (decrease) in shares outstanding before conversion	(26,412,328)	(147,469,600)
Shares issued upon conversion from other share class(es)	6,333,570	35,014,834
Shares reacquired upon conversion into other share class(es)	(1,449,312)	(8,030,941)

Net increase (decrease) in shares outstanding	(21,528,070)	$(120,485,707)

Year ended August 31, 2019:
Shares sold	74,068,779	$400,860,582
Shares issued in reinvestment of dividends and distributions	13,820,329	74,462,632
Shares reacquired	(65,675,358)	(352,350,701)

Net increase (decrease) in shares outstanding before conversion	22,213,750	122,972,513
Shares issued upon conversion from other share class(es)	49,421,196	265,931,388
Shares reacquired upon conversion into other share class(es)	(2,596,164)	(14,033,948)

Net increase (decrease) in shares outstanding	69,038,782	$374,869,953

Class B
Six months ended February 29, 2020:
Shares sold	17,450	$96,585
Shares issued in reinvestment of dividends and distributions	302,764	1,663,022
Shares reacquired	(883,836)	(4,855,190)

Net increase (decrease) in shares outstanding before conversion	(563,622)	(3,095,583)
Shares reacquired upon conversion into other share class(es)	(3,578,295)	(19,783,539)

Net increase (decrease) in shares outstanding	(4,141,917)	$(22,879,122)

Year ended August 31, 2019:
Shares sold	76,351	$408,306
Shares issued in reinvestment of dividends and distributions	922,179	4,944,227
Shares reacquired	(2,831,547)	(15,147,986)

Net increase (decrease) in shares outstanding before conversion	(1,833,017)	(9,795,453)
Shares reacquired upon conversion into other share class(es)	(6,058,037)	(32,643,134)

Net increase (decrease) in shares outstanding	(7,891,054)	$(42,438,587)

Class C
Six months ended February 29, 2020:
Shares sold	7,703,500	$42,473,391
Shares issued in reinvestment of dividends and distributions	1,022,130	5,614,137
Shares reacquired	(3,285,591)	(18,084,217)

Net increase (decrease) in shares outstanding before conversion	5,440,039	30,003,311
Shares reacquired upon conversion into other share class(es)	(2,344,668)	(12,914,844)

Net increase (decrease) in shares outstanding	3,095,371	$17,088,467

Year ended August 31, 2019:
Shares sold	8,382,124	$45,169,549
Shares issued in reinvestment of dividends and distributions	2,183,508	11,717,900
Shares reacquired	(8,337,158)	(44,548,250)

Net increase (decrease) in shares outstanding before conversion	2,228,474	12,339,199
Shares reacquired upon conversion into other share class(es)	(5,545,717)	(30,129,254)

Net increase (decrease) in shares outstanding	(3,317,243)	$(17,790,055)

PGIM High Yield Fund	69

Notes to Financial Statements (unaudited) (continued)

Class R	Shares	Amount
Six months ended February 29, 2020:
Shares sold	1,768,361	$9,771,845
Shares issued in reinvestment of dividends and distributions	382,210	2,100,479
Shares reacquired	(1,758,250)	(9,694,344)

Net increase (decrease) in shares outstanding before conversion	392,321	2,177,980
Shares issued upon conversion from other share class(es)	434	2,420
Shares reacquired upon conversion into other share class(es)	(3,761)	(20,950)

Net increase (decrease) in shares outstanding	388,994	$2,159,450

Year ended August 31, 2019:
Shares sold	3,446,973	$18,546,178
Shares issued in reinvestment of dividends and distributions	778,085	4,184,315
Shares reacquired	(3,869,348)	(20,706,500)

Net increase (decrease) in shares outstanding	355,710	$2,023,993

Class Z
Six months ended February 29, 2020:
Shares sold	414,764,178	$2,288,187,912
Shares issued in reinvestment of dividends and distributions	28,548,171	157,377,361
Shares reacquired	(155,095,661)	(857,072,555)

Net increase (decrease) in shares outstanding before conversion	288,216,688	1,588,492,718
Shares issued upon conversion from other share class(es)	1,628,981	9,039,592
Shares reacquired upon conversion into other share class(es)	(50,831,574)	(278,628,943)

Net increase (decrease) in shares outstanding	239,014,095	$1,318,903,367

Year ended August 31, 2019:
Shares sold	492,259,381	$2,654,385,212
Shares issued in reinvestment of dividends and distributions	42,734,126	230,499,156
Shares reacquired	(325,325,069)	(1,746,604,410)

Net increase (decrease) in shares outstanding before conversion	209,668,438	1,138,279,958
Shares issued upon conversion from other share class(es)	3,695,884	19,976,110
Shares reacquired upon conversion into other share class(es)	(43,314,164)	(233,499,501)

Net increase (decrease) in shares outstanding	170,050,158	$924,756,567

Class R2
Six months ended February 29, 2020:
Shares sold	500,033	$2,761,330
Shares issued in reinvestment of dividends and distributions	43,002	236,730
Shares reacquired	(232,059)	(1,285,736)

Net increase (decrease) in shares outstanding	310,976	$1,712,324

Year ended August 31, 2019:
Shares sold	1,196,673	$6,442,025
Shares issued in reinvestment of dividends and distributions	69,807	376,505
Shares reacquired	(727,646)	(3,930,608)

Net increase (decrease) in shares outstanding	538,834	$2,887,922

70

Class R4	Shares	Amount
Six months ended February 29, 2020:
Shares sold	957,178	$5,296,526
Shares issued in reinvestment of dividends and distributions	49,920	274,665
Shares reacquired	(211,068)	(1,167,025)

Net increase (decrease) in shares outstanding	796,030	$4,404,166

Year ended August 31, 2019:
Shares sold	2,080,853	$11,306,131
Shares issued in reinvestment of dividends and distributions	45,376	246,023
Shares reacquired	(400,115)	(2,166,698)

Net increase (decrease) in shares outstanding	1,726,114	$9,385,456

Class R6
Six months ended February 29, 2020:
Shares sold	192,353,168	$1,062,323,862
Shares issued in reinvestment of dividends and distributions	16,245,318	89,330,498
Shares reacquired	(78,606,932)	(434,917,939)

Net increase (decrease) in shares outstanding before conversion	129,991,554	716,736,421
Shares issued upon conversion from other share class(es)	50,383,733	275,617,060
Shares reacquired upon conversion into other share class(es)	(53,361)	(294,689)

Net increase (decrease) in shares outstanding	180,321,926	$992,058,792

Year ended August 31, 2019:
Shares sold	252,950,534	$1,363,506,487
Shares issued in reinvestment of dividends and distributions	26,618,588	143,361,841
Shares reacquired	(120,965,520)	(650,064,863)

Net increase (decrease) in shares outstanding before conversion	158,603,602	856,803,465
Shares issued upon conversion from other share class(es)	4,752,224	25,575,165
Shares reacquired upon conversion into other share class(es)	(221,801)	(1,176,826)

Net increase (decrease) in shares outstanding	163,134,025	$881,201,804

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019—10/1/2020	10/4/2018—10/2/2019
Total Commitment	$ 1,222,500,000*	$ 900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	EffectiveMarch 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

PGIM High Yield Fund	71

Notes to Financial Statements (unaudited) (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 29, 2020.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

72

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

PGIM High Yield Fund	73

Notes to Financial Statements (unaudited) (continued)

Risks of Investments in Bank Loans: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund’s scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

10. Subsequent Event

Subsequent to February 29, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which have adversely impacted the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

74

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 29,		Year Ended August 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.49		$5.44	$5.57	$5.45	$5.38	$5.80
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.31	0.31	0.33	0.32	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		0.07	(0.12)	0.13	0.08	(0.41)
Total from investment operations	0.10		0.38	0.19	0.46	0.40	(0.08)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.33)	(0.32)	(0.34)	(0.33)	(0.34)
Net asset value, end of period	$5.43		$5.49	$5.44	$5.57	$5.45	$5.38
Total Return(b):	1.83%		7.28%	3.60%	8.60%	7.96%	(1.39)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,550,934		$1,687,802	$1,295,643	$1,382,192	$1,302,432	$1,218,179
Average net assets (000)	$1,724,671		$1,402,647	$1,328,272	$1,344,300	$1,180,916	$1,290,432
Ratios to average net assets(c)(d)(e):
Expenses after waivers and/or expense reimbursement	0.78%	(f)	0.80%	0.80%	0.81%	0.82%	0.83%
Expenses before waivers and/or expense reimbursement	0.78%	(f)	0.80%	0.80%	0.81%	0.82%	0.85%
Net investment income (loss)	5.86%	(f)	5.82%	5.75%	5.99%	6.18%	5.88%
Portfolio turnover rate(g)	21%		43%	44%	40%	28%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund	75

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended February 29,		Year Ended August 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.48		$5.43	$5.56	$5.44	$5.37	$5.80
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.29	0.29	0.30	0.29	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		0.06	(0.12)	0.13	0.09	(0.42)
Total from investment operations	0.09		0.35	0.17	0.43	0.38	(0.12)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.30)	(0.30)	(0.31)	(0.31)	(0.31)
Net asset value, end of period	$5.42		$5.48	$5.43	$5.56	$5.44	$5.37
Total Return(b):	1.57%		6.77%	3.10%	8.07%	7.43%	(2.06)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$58,595		$82,018	$124,044	$163,904	$188,011	$215,462
Average net assets (000)	$71,056		$100,597	$142,113	$173,630	$191,578	$235,221
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.30%	(e)	1.28%	1.26%	1.30%	1.32%	1.33%
Expenses before waivers and/or expense reimbursement	1.30%	(e)	1.28%	1.26%	1.30%	1.32%	1.33%
Net investment income (loss)	5.35%	(e)	5.35%	5.27%	5.49%	5.67%	5.38%
Portfolio turnover rate(f)	21%		43%	44%	40%	28%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

76

Class C Shares
	Six Months Ended February 29,		Year Ended August 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.48		$5.43	$5.56	$5.44	$5.37	$5.80
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.28	0.28	0.29	0.28	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		0.06	(0.13)	0.12	0.08	(0.42)
Total from investment operations	0.08		0.34	0.15	0.41	0.36	(0.13)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.29)	(0.28)	(0.29)	(0.29)	(0.30)
Net asset value, end of period	$5.42		$5.48	$5.43	$5.56	$5.44	$5.37
Total Return(b):	1.48%		6.55%	2.86%	7.80%	7.16%	(2.31)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$248,142		$234,165	$249,818	$266,881	$250,106	$236,533
Average net assets (000)	$239,153		$234,601	$258,579	$260,724	$224,095	$254,515
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.48%	(e)	1.49%	1.50%	1.56%	1.57%	1.58%
Expenses before waivers and/or expense reimbursement	1.48%	(e)	1.49%	1.50%	1.56%	1.57%	1.58%
Net investment income (loss)	5.16%	(e)	5.14%	5.04%	5.24%	5.42%	5.13%
Portfolio turnover rate(f)	21%		43%	44%	40%	28%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund	77

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended February 29,		Year Ended August 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.49		$5.43	$5.57	$5.45	$5.38	$5.80
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.30	0.30	0.32	0.31	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		0.07	(0.13)	0.12	0.08	(0.40)
Total from investment operations	0.08		0.37	0.17	0.44	0.39	(0.09)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.31)	(0.31)	(0.32)	(0.32)	(0.33)
Net asset value, end of period	$5.42		$5.49	$5.43	$5.57	$5.45	$5.38
Total Return(b):	1.50%		7.17%	3.10%	8.33%	7.70%	(1.63)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$75,740		$74,523	$71,841	$64,518	$57,520	$51,716
Average net assets (000)	$75,955		$71,667	$71,368	$61,642	$50,921	$54,089
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.07%	(e)	1.09%	1.09%	1.06%	1.07%	1.08%
Expenses before waivers and/or expense reimbursement	1.32%	(e)	1.34%	1.34%	1.31%	1.32%	1.33%
Net investment income (loss)	5.58%	(e)	5.55%	5.46%	5.74%	5.93%	5.63%
Portfolio turnover rate(f)	21%		43%	44%	40%	28%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

78

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.50		$5.45	$5.58	$5.46	$5.39	$5.82
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.33	0.33	0.34	0.34	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		0.06	(0.12)	0.13	0.08	(0.41)
Total from investment operations	0.11		0.39	0.21	0.47	0.42	(0.07)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.34)	(0.34)	(0.35)	(0.35)	(0.36)
Net asset value, end of period	$5.44		$5.50	$5.45	$5.58	$5.46	$5.39
Total Return(b):	1.96%		7.56%	3.87%	8.89%	8.26%	(1.29)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,888,206		$4,643,766	$3,670,684	$2,912,057	$2,661,635	$1,510,074
Average net assets (000)	$5,575,290		$4,021,108	$3,176,813	$2,808,766	$1,842,948	$1,394,662
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.53%	(e)	0.54%	0.55%	0.55%	0.57%	0.58%
Expenses before waivers and/or expense reimbursement	0.53%	(e)	0.54%	0.55%	0.55%	0.57%	0.58%
Net investment income (loss)	6.11%	(e)	6.09%	6.01%	6.25%	6.44%	6.13%
Portfolio turnover rate(f)	21%		43%	44%	40%	28%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund	79

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended February 29, 2020		Year Ended August 31, 2019	December 27, 2017(a) through August 31, 2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.50		$5.44	$5.52
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.31	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		0.07	(0.07)
Total from investment operations	0.09		0.38	0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.32)	(0.22)
Net asset value, end of period	$5.43		$5.50	$5.44
Total Return(c):	1.58%		7.36%	2.53%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,003		$7,402	$4,395
Average net assets (000)	$8,309		$6,253	$967
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91%	(e)	0.91%	0.91%	(e)
Expenses before waivers and/or expense reimbursement	1.12%	(e)	1.22%	3.42%	(e)
Net investment income (loss)	5.74%	(e)	5.73%	5.89%	(e)
Portfolio turnover rate(f)	21%		43%	44%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

80

Class R4 Shares
	Six Months Ended February 29, 2020		Year Ended August 31, 2019	December 27, 2017(a) through August 31, 2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.50		$5.44	$5.52
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.33	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		0.07	(0.07)
Total from investment operations	0.09		0.40	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.34)	(0.23)
Net asset value, end of period	$5.43		$5.50	$5.44
Total Return(c):	1.71%		7.66%	2.71%
Ratios/Supplemental Data:
Net assets, end of period (000)	$15,654		$11,469	$1,963
Average net assets (000)	$13,793		$4,571	$372
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.66%	(e)	0.66%	0.66%	(e)
Expenses before waivers and/or expense reimbursement	0.75%	(e)	1.07%	7.16%	(e)
Net investment income (loss)	5.99%	(e)	6.00%	6.17%	(e)
Portfolio turnover rate(f)	21%		43%	44%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund	81

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 29,		Year Ended August 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.49		$5.44	$5.57	$5.46	$5.39	$5.81
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.34	0.34	0.35	0.34	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		0.06	(0.13)	0.12	0.08	(0.41)
Total from investment operations	0.11		0.40	0.21	0.47	0.42	(0.06)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.35)	(0.34)	(0.36)	(0.35)	(0.36)
Net asset value, end of period	$5.43		$5.49	$5.44	$5.57	$5.46	$5.39
Total Return(b):	2.03%		7.71%	4.00%	8.82%	8.36%	(1.01)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,964,408		$3,022,241	$2,105,086	$1,517,154	$327,725	$58,416
Average net assets (000)	$3,558,762		$2,462,874	$1,880,226	$988,188	$178,565	$44,388
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.39%	(e)	0.40%	0.42%	0.42%	0.45%	0.46%
Expenses before waivers and/or expense reimbursement	0.39%	(e)	0.40%	0.42%	0.42%	0.45%	0.46%
Net investment income (loss)	6.25%	(e)	6.22%	6.14%	6.35%	6.61%	6.27%
Portfolio turnover rate(f)	21%		43%	44%	40%	28%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

82

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM High Yield Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM HIGH YIELD FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6
NASDAQ	PBHAX	PBHYX	PRHCX	JDYRX	PHYZX	PHYEX	PHYGX	PHYQX
CUSIP	74440Y108	74440Y207	74440Y306	74440Y603	74440Y801	74442J604	74442J703	74440Y884

MF110E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	April 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	April 20, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	April 20, 2020